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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-8372

                           TRAVELERS SERIES FUND INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       125 Broad Street, New York, NY                        10004
  ----------------------------------------                 ----------
  (Address of principal executive offices)                 (Zip code)

                             Robert I. Frenkel, Esq.
                        Smith Barney Fund Management LLC
                            300 First Stamford Place
                               Stamford, CT 06902
                     ---------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  OCTOBER 31
Date of reporting period: APRIL 30, 2004

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ITEM 1.         REPORT TO STOCKHOLDERS.

        The Semi-Annual Report to Stockholders is filed herewith.

              --------------------------------------------------
                          TRAVELERS SERIES FUND INC.

                               SMITH BARNEY HIGH
                               INCOME PORTFOLIO

                               PIONEER STRATEGIC
                               INCOME PORTFOLIO

              --------------------------------------------------

                     SEMI-ANNUAL REPORT  |  APRIL 30, 2004




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         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
           --------------------------------------------------------

                                 WHAT'S INSIDE


                    Letter from the Chairman............  1

                    Schedules of Investments............  5

                    Statements of Assets and Liabilities 42

                    Statements of Operations............ 43

                    Statements of Changes in Net Assets. 44

                    Notes to Financial Statements....... 46

                    Financial Highlights................ 54

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken

R. JAY GERKEN, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,
Investors spent much of the six months ended April 30, 2004 dissecting language from the Federal Reserve for clues on adjustments to what was seen as an artificially low Fed Funds rate of 1%. Most economic indicators, with the exception of job growth, indicated that growth was well under way. When extremely strong job numbers in March and April supported the view that the economy was humming, investor concerns began to focus on the prospects of higher inflation and future tightening by the Federal Reserve. These fears contributed to sharply higher yields in the Treasury market; U.S. 10-year Treasury yields, for example, rose by nearly 100 basis points (100 basis points is equal to one percentage point -1%)./i/

Although higher levels of growth and inflation can be expected to improve already strong fundamentals in both the high-yield and emerging markets sectors, investors reacted to the higher Treasury yields by selling out of their riskier higher yielding positions, in many cases unwinding their leveraged positions in front of expectations of a move by the Federal Reserve to raise interest rates. This short-term technical sell-off over the last six weeks of the period somewhat muted the strong gains previously seen in these asset classes. Nevertheless, we still believe that their long-term performance will be determined by their strong underlying fundamentals.

            1 Travelers Series Fund Inc. | 2004 Semi-Annual Report

Within this environment, the funds performed as follows:/1/
                           PERFORMANCE OF THE FUNDS
                             AS OF APRIL 30, 2004

                                                              6 Months
Smith Barney High Income Portfolio                              5.89%
Bear Stearns High Yield Index/2/                                5.61%
Lipper High Current Yields Variable Funds Category Average/5/   4.39%
Pioneer Strategic Income Portfolio                              4.32%
Lehman Brothers Aggregate Bond Index/3/                         1.25%
Citigroup Non-U.S. World Government Bond Index Unhedged/4/      3.68%
Lipper General Bonds Variable Funds Category Average/6/         2.51%

   The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed, may be worth more or less than their original cost.

   The performance returns set forth above do not reflect the reduction of initial charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges and surrender charges, which if reflected, would reduce the performance of the funds.

   All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

 /2/The Bear Stearns High Yield Index comprises securities across a wide spectrum of industries with at least one year to maturity. All fixed-income, non-convertible, dollar-denominated securities rated both BB+ and Ba1 or lower (split-rated crossover issues are not included) with outstanding par value of at least $100 million are included.
 /3/The Lehman Brothers Aggregate Bond Index is a broad-based bond index comprised of Government, Corporate, Mortgage and Asset-backed issues, rated investment grade or higher, and having at least one year to maturity.
 /4/The Citigroup Non-U.S. World Government Bond Index Unhedged is an index of bonds from several major world government bond markets outside the U.S. with maturities of less than one year.

    Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2004 and include the reinvestment of dividends and capital gains, if any.
 /5/Returns were calculated among the 868 funds in the high current yields variable funds category.
 /6/Returns were calculated among the 268 in the general bonds funds variable funds category.


/1/The fund is an underlying investment option of various variable annuity products. A variable annuity product is a contract issued by an insurance company where the annuity premium (a set amount of dollars) is immediately turned into units of a portfolio of securities. Upon retirement, the policyholder is paid according to accumulated units whose dollar value varies according to the performance of the securities within the sub accounts. Its objective is to preserve, through investment, the purchasing value of the annuity, which otherwise is subject to erosion through inflation. The fund's performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges and surrender charges, which if reflected, would reduce the performance of the fund. Past performance is no guarantee of future results.

            2 Travelers Series Fund Inc. | 2004 Semi-Annual Report

Performance Update (Smith Barney High Income Portfolio)
For the six months ended April 30, 2004, the Smith Barney High Income Portfolio returned 5.89%. The fund outperformed its benchmark, the Bear Stearns High Yield Index,/ii/ which returned 5.61%. The fund also outperformed its Lipper variable high current yield funds category average, which returned 4.39% over the same period./2/

Performance Update (Pioneer Strategic Income Portfolio)
For the six months ended April 30, 2004, the Pioneer Strategic Income Portfolio returned 4.32%. In comparison, the fund outperformed its unmanaged benchmarks, the Lehman Brothers Aggregate Bond Index/iii/, which returned 1.25% and the Citigroup Non-U.S. World Government Bond Index Unhedged,/iv/ which returned 3.68%. It also significantly outperformed its Lipper general bonds variable funds category average, which returned 2.51% over the same period./3/

Special Shareholder Notice
Effective July 1, 2003, the fund's sub-advisor changed from Putnam Investments to Pioneer Investment Management, Inc. Although the fund's investment objectives did not change (it still seeks a high level of current income), its name changed in accordance with the change in the sub-advisor.

Information About Your Fund
In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

/2/Lipper, Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the six-month period ended April 30, 2004 and include the reinvestment of dividends and capital gains, if any. Returns were calculated among the 868 funds in the high current yield variable funds category.
/3/Lipper, Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the six-month period ended April 30, 2004 and include the reinvestment of dividends and capital gains, if any. Returns were calculated among the 268 funds in the high current yield variable funds category.

            3 Travelers Series Fund Inc. | 2004 Semi-Annual Report

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

May 20, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.
Portfolio holdings and breakdowns are as of April 30, 2004 and are subject to change. Please refer to pages 5 through 39 for a list and percentage breakdown of each fund's holdings.
All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.
RISKS:
Pioneer Strategic Income Portfolio: The fund may invest in high yield bonds. High yield bonds involve greater credit and liquidity risks than investment grade bonds. The fund may invest in foreign securities. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.
Smith Barney High Income Portfolio: Keep in mind, high-yielding bonds are rated below investment-grade and carry more risk than higher rated securities. Also, the fund is subject to fluctuations in share price as interest rates rise and fall and is subject to certain risks of overseas investing, including currency fluctuations, differing securities regulations and periods of illiquidity, which could result in significant market fluctuations. These risks are magnified in emerging markets. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.

/i/A basis point is one one-hundredth (1/100 or 0.01) of one percent.
/ii/The Bear Stearns High Yield Index comprises securities across a wide spectrum of industries with at least one year to maturity. All fixed-income, non-convertible, dollar-denominated securities rated both BB+ and Ba1 or lower (split-rated crossover issues are not included) with outstanding par value of at least $100 million are included.
/iii/The Lehman Brothers Aggregate Bond Index is a broad-based bond index comprised of Government, Corporate, Mortgage and Asset-backed issues, rated investment grade or higher, and having at least one year to maturity.
/iv/The Citigroup Non-U.S. World Government Bond Index Unhedged is an index of bonds from several major world government bond markets outside the U.S.
    with maturities of less than one year.

            4 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED)                             APRIL 30, 2004


  FACE
 AMOUNT+  RATING(a)                             SECURITY                                 VALUE
--------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES -- 97.3%
Aerospace & Defense -- 0.6%
                    Dunlop Standard Aerospace Holdings PLC, Sr. Notes:
  725,000 B3*         11.875% due 5/15/09                                            $     770,312
  425,000 B3*         11.875% due 5/15/09 (b)                                              451,563
  300,000 BB-       Sequa Corp., Sr. Notes, 9.000% due 8/1/09                              333,000
--------------------------------------------------------------------------------------------------
                                                                                         1,554,875
--------------------------------------------------------------------------------------------------
Airlines -- 0.7%
                    Continental Airlines, Inc., Pass-Through Trust Certificates:
  560,000 BB-         Series 1999-2, Class C-2, 7.434% due 9/15/04                         553,710
  885,000 B           Series 2001-2, Class D, 7.568% due 12/1/06                           745,100
                    United Airlines, Inc., Pass-Through Certificates:
  888,599 CC+         Series 2000-2, Class B, 7.811% due 10/1/09                           346,380
  160,000 B+          Series 2001-1, Class B, 6.932% due 9/1/11                             73,884
  365,000 CCC+        Series 2001-1, Class C, 6.831% due 9/1/08                             71,927
--------------------------------------------------------------------------------------------------
                                                                                         1,791,001
--------------------------------------------------------------------------------------------------
Automotive -- 2.3%
1,025,000 B2*       CSK Auto, Inc., Sr. Sub. Notes, 7.000% due 1/15/14 (b)               1,014,750
                    Dana Corp., Notes:
  715,000 BB          6.500% due 3/1/09                                                    754,325
  320,000 BB          10.125% due 3/15/10                                                  368,000
  925,000 B-        Eagle Picher Industries, Inc., Sr. Sub. Notes, 9.750% due 9/1/13     1,017,500
  325,000 Baa1*     Ford Motor Co., Notes, 7.450% due 7/16/31                              317,733
  450,000 A3*       General Motors Acceptance Corp., Notes, 6.875% due 8/28/12             469,938
                    General Motors Corp.:
  175,000 Baa1*       Sr. Debentures, 8.375% due 7/15/33                                   189,808
  975,000 Baa1*       Sr. Notes, 7.125% due 7/15/13                                      1,024,468
  225,000 B-        Rexnord Corp., Sr. Sub. Notes, 10.125% due 12/15/12                    246,375
  400,000 B2*       Tenneco Automotive Inc., Sr. Secured 2nd Lien Notes, Series B,
                     10.250% due 7/15/13                                                   463,000
   97,000 BB-       TRW Automotive Inc., Sr. Sub. Notes, 11.000% due 2/15/13               115,915
--------------------------------------------------------------------------------------------------
                                                                                         5,981,812
--------------------------------------------------------------------------------------------------
Broadcasting -- 2.3%
1,432,000 B-        Emmis Communications Corp., Sr. Discount Notes,
                     step bond to yield 12.396% due 3/15/11                              1,439,160
  625,000 B3*       Granite Broadcasting Corp., Sr. Secured Notes,
                     9.750% due 12/1/10 (b)                                                615,625
1,000,000 B-        Nexstar Broadcasting, Inc., Sr. Sub. Notes,
                     7.000% due 1/15/14 (b)                                                980,000
1,125,000 B-        NextMedia Operating, Inc., Sr. Sub. Notes,
                     10.750% due 7/1/11                                                  1,274,062

                      See Notes to Financial Statements.

            5 Travelers Series Fund Inc. | 2004 Semi-Annual Report

                      SMITH BARNEY HIGH INCOME PORTFOLIO

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                      SMITH BARNEY HIGH INCOME PORTFOLIO

  FACE
 AMOUNT+  RATING(a)                            SECURITY                                 VALUE
----------------------------------------------------------------------------------------------------
Broadcasting -- 2.3% (continued)
                    Paxson Communications Corp.:
  490,000 CCC+        Sr. Sub. Discount Notes, step bond to yield
                       12.263% due 1/15/09                                          $     427,525
  270,000 CCC+        Sr. Sub. Notes, 10.750% due 7/15/08                                 286,200
  550,000 B2*       Radio One, Inc., Sr. Sub. Notes, Series B, 8.875% due 7/1/11          611,875
  285,000 CCC+      Spanish Broadcasting System Inc., Sub. Notes,
                     9.625% due 11/1/09                                                   302,813
-------------------------------------------------------------------------------------------------
                                                                                        5,937,260
-------------------------------------------------------------------------------------------------
Building/Construction -- 3.6%
                    Associated Materials Inc.:
2,000,000 B-          Sr. Discount Notes, step bond to yield
                       11.244% due 3/1/14 (b)                                           1,310,000
  160,000 B-          Sr. Sub. Notes, 9.750% due 4/15/12                                  179,200
  690,000 B-        Atrium Cos., Inc., Sr. Sub. Notes, Series B, 10.500% due 5/1/09       728,812
  575,000 B-        Brand Services, Inc., Sr. Notes, 12.000% due 10/15/12                 669,875
                    D.R. Horton, Inc.:
  320,000 BB+         Sr. Notes, 8.000% due 2/1/09                                        355,200
  340,000 Ba2*        Sr. Sub. Notes, 9.375% due 3/15/11                                  380,800
  480,000 Ba2*      KB HOME, Sr. Sub. Notes, 9.500% due 2/15/11                           538,800
  585,000 BBB-      Lennar Corp., Sr. Notes, Series B, 9.950% due 5/1/10                  661,075
  870,000 B-        Nortek Inc., Sr. Sub. Notes, Series B, 9.875% due 6/15/11             980,925
1,275,000 B-        Ply Gem Industries, Inc., Sr. Sub. Notes,
                     9.000% due 2/15/12 (b)                                             1,313,250
  385,000 BBB-      The Ryland Group, Inc., Sr. Notes, 9.750% due 9/1/10                  434,088
  570,000 Ba2*      Schuler Homes, Inc., Sr. Sub. Notes, 10.500% due 7/15/11              658,350
  325,000 Ba3*      Standard Pacific Corp., Sr. Sub. Notes, 9.250% due 4/15/12            359,938
  500,000 B+        URS Corp., Sr. Sub. Notes, Series B, 12.250% due 5/1/09               532,500
-------------------------------------------------------------------------------------------------
                                                                                        9,102,813
-------------------------------------------------------------------------------------------------
Business Services -- 1.3%
  796,000 B-        Advanstar Communications Inc., 2nd Priority Sr. Secured Notes,
                     8.620% due 8/15/08 (c)                                               835,800
1,100,000 BBB-      Avis Group Holdings Inc., Sr. Sub. Notes, 11.000% due 5/1/09        1,160,500
                    Muzak LLC/Muzak Finance Corp.:
  750,000 B3*         Sr. Notes, 10.000% due 2/15/09                                      772,500
  275,000 CCC+        Sr. Sub. Notes, 9.875% due 3/15/09                                  265,375
  790,000 D         Outsourcing Solutions Inc., Sr. Sub. Notes, Series B,
                     11.000% due 11/1/06 (d)                                                8,098
  275,000 B2*       Vertis, Inc., Sr. Secured 2nd Lien Notes, 9.750% due 4/1/09           300,438
-------------------------------------------------------------------------------------------------
                                                                                        3,342,711
-------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            6 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                      SMITH BARNEY HIGH INCOME PORTFOLIO

    FACE
   AMOUNT+     RATING(a)                          SECURITY                               VALUE
-----------------------------------------------------------------------------------------------------
Cable -- 7.3%
                         Charter Communications Holdings, LLC:
                           Sr. Discount Notes:
3,966,000      Ca*          Step bond to yield 12.272% due 1/15/10                   $   3,281,865
1,035,000      Ca*          Step bond to yield 13.504% due 1/15/11                         771,075
1,535,000      Ca*          Step bond to yield 17.772% due 5/15/11                       1,009,262
  100,000      Ca*         Sr. Notes, 10.750% due 10/1/09                                   88,250
                         CSC Holdings, Inc.:
1,700,000      BB-         Sr. Debentures, 7.625% due 7/15/18                            1,725,500
  260,000      BB-         Sr. Notes, Series B, 7.625% due 4/1/11                          271,700
  910,000      B+          Sr. Sub. Debentures, 10.500% due 5/15/16                      1,051,050
  875,000      BB-       DIRECTV Holdings LLC, Sr. Notes, 8.375% due 3/15/13               982,187
                         Echostar DBS Corp., Sr. Notes:
1,310,000      BB-         10.375% due 10/1/07                                           1,422,987
  748,000      BB-         9.125% due 1/15/09                                              841,500
1,065,000      B-        Insight Communications Co., Inc., Sr. Discount Notes,
                          step bond to yield 14.115% due 2/15/11                           921,225
  375,000      B+        Insight Midwest L.P., Sr. Notes, 10.500% due 11/1/10              410,625
1,125,000      B-        Lodgenet Entertainment Corp., Sr. Sub. Debentures,
                          9.500% due 6/15/13                                             1,243,125
  325,000      B+        Mediacom Broadband LLC, Sr. Notes, 11.000% due 7/15/13            349,375
1,150,000      B+        Mediacom LLC, Sr. Notes, 9.500% due 1/15/13                     1,150,000
  200,000      B-        NTL Cable PLC, Sr. Notes, 8.750% due 4/15/14 (b)                  207,500
                         Pegasus Communications Corp., Sr. Notes, Series B:
   65,000      Ca*         9.625% due 10/15/05                                              48,100
  265,000      Ca*         9.750% due 12/1/06                                              186,825
  315,000      CC        Pegasus Satellite Communications Inc., Sr. Discount Notes,
                          step bond to yield 23.919% due 3/1/07                            187,425
1,670,000      BB-       Rogers Cablesystems Ltd., Sr. Sub. Debentures,
                          11.000% due 12/1/15                                            1,935,112
  450,000/GBP/ Ca*       Telewest Communications PLC, Sr. Notes,
                          5.250% due 2/19/07 (b)(d)(e)                                     423,147
--------------------------------------------------------------------------------------------------
                                                                                        18,507,835
--------------------------------------------------------------------------------------------------
Chemicals -- 7.8%
1,025,000      B+        Acetex Corp., Sr. Notes, 10.875% due 8/1/09                     1,132,625
  345,000      Ba2*      Airgas, Inc., Sr. Sub. Notes, 9.125% due 10/1/11                  391,575
  370,000      CCC       Avecia Group PLC, Sr. Notes, 11.000% due 7/1/09                   296,000
1,150,000      B+        Equistar Chemicals, L.P./Equistar Funding Corp., Sr. Notes,
                          10.625% due 5/1/11                                             1,293,750
                         FMC Corp.:
  825,000      BB+         Medium-Term Notes, Series A, 6.750% due 5/5/05                  848,719
  125,000      BB+         Sr. Secured Notes, 10.250% due 11/1/09                          148,125

                      See Notes to Financial Statements.

            7 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                      SMITH BARNEY HIGH INCOME PORTFOLIO

  FACE
 AMOUNT+  RATING(a)                              SECURITY                                   VALUE
--------------------------------------------------------------------------------------------------------
Chemicals -- 7.8% (continued)
  675,000 Ba3*      Hercules Inc., Sr. Sub. Notes, 6.750% due 10/15/29 (b)              $     671,625
1,250,000 B         Huntsman Advanced Materials LLC, Sr. Secured Notes,
                     11.000% due 7/15/10 (b)                                                1,425,000
5,710,000 CCC+      Huntsman ICI Holdings LLC, Sr. Discount Notes, zero coupon
                     bond to yield 17.445% due 12/31/09                                     2,897,825
  660,000 B+        IMC Global Inc., Sr. Notes, Series B, 11.250% due 6/1/11                  768,900
  600,000 B+        International Specialty Holdings Inc., Sr. Secured Notes, Series B,
                     10.625% due 12/15/09                                                     669,000
  655,000 BB-       ISP Chemco Inc., Sr. Sub. Notes, Series B, 10.250% due 7/1/11             743,425
1,200,000 B         Kraton Polymers LLC, Sr. Sub. Notes, 8.125% due 1/15/14 (b)             1,284,000
                    Lyondell Chemical Co., Sr. Secured Notes:
  655,000 B+          11.125% due 7/15/12                                                     730,325
  500,000 B+          Series B, 9.875% due 5/1/07                                             527,500
  760,000 BBB-      Methanex Corp., Sr. Notes, 8.750% due 8/15/12                             874,000
1,700,000 BB-       Millennium America Inc., Sr. Notes, 9.250% due 6/15/08                  1,861,500
  235,000 B-        OM Group, Inc., Sr. Sub. Notes, 9.250% due 12/15/11                       242,050
                    Resolution Performance Inc.:
  200,000 B-          Sr. Notes, 9.500% due 4/15/10                                           205,000
1,050,000 CCC+        Sr. Sub. Notes, 13.500% due 11/15/10                                    876,750
                    Rhodia SA:
  750,000 B3*         Sr. Notes, 7.625% due 6/1/10 (b)                                        682,500
  650,000 CCC+        Sr. Sub. Notes, 8.875% due 6/1/11 (b)                                   539,500
   65,000 B+        Terra Capital Inc., Sr. Secured Notes, 12.875% due 10/15/08                78,650
  600,000 Ba3*      Westlake Chemical Corp., Sr. Notes, 8.750% due 7/15/11                    661,500
-----------------------------------------------------------------------------------------------------
                                                                                           19,849,844
-----------------------------------------------------------------------------------------------------
Consumer Products & Services -- 4.8%
                    American Greetings Corp.:
  385,000 BBB-        Notes, 6.100% due 8/1/28                                                404,250
  295,000 BB+         Sr. Sub. Notes, 11.750% due 7/15/08                                     346,625
                    Doane Pet Care Co.:
1,000,000 B2*         Sr. Notes, 10.750% due 3/1/10                                         1,060,000
   65,000 CCC         Sr. Sub. Notes, 9.750% due 5/15/07                                       60,125
1,025,000 CCC+      Home Interiors & Gifts, Inc., Sr. Sub. Notes,
                      10.125% due 6/1/08                                                    1,041,656
                    Icon Health and Fitness, Sr. Sub. Notes,
  600,000 B-          11.250% due 4/1/12                                                      678,000
  900,000 B-        Interface, Inc., Sr. Notes, Series B, 10.375% due 2/1/10                1,011,375
1,025,000 B-        Jafra Cosmetics International Inc., Sr. Sub. Notes,
                     10.750% due 5/15/11                                                    1,165,937
                    Playtex Products, Inc.:
  900,000 B           Sr. Secured Notes, 8.000% due 3/1/11 (b)                                949,500
  150,000 CCC+        Sr. Sub. Notes, 9.375% due 6/1/11                                       149,250
1,000,000 B+        Rayovac Corp., Sr. Sub. Notes, 8.500% due 10/1/13                       1,075,000

                      See Notes to Financial Statements.

            8 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                      SMITH BARNEY HIGH INCOME PORTFOLIO

  FACE
 AMOUNT+  RATING(a)                            SECURITY                                 VALUE
----------------------------------------------------------------------------------------------------
Consumer Products & Services -- 4.8% (continued)
  675,000 B-        Sealy Mattress Co., Sr. Sub. Notes, 8.250% due 6/15/14 (b)      $     661,500
                    Service Corp. International:
  460,000 BB-         Debentures, 7.875% due 2/1/13                                       483,000
                      Notes:
  470,000 BB-          6.875% due 10/1/07                                                 498,200
  570,000 BB-          6.500% due 3/15/08                                                 591,375
  460,000 B1*       Sola International Inc., Sr. Notes, 6.875% due 3/15/08                472,754
  875,000 B+        Stewart Enterprises, Inc., Sr. Sub. Notes, 10.750% due 7/1/08         993,125
  525,000 B-        United Industries Corp., Sr. Sub. Notes, Series D,
                     9.875% due 4/1/09                                                    553,550
-------------------------------------------------------------------------------------------------
                                                                                       12,195,222
-------------------------------------------------------------------------------------------------
Energy -- 8.2%
                    Dynegy Holdings Inc.:
                      Sr. Debentures:
1,300,000 CCC+         7.125% due 5/15/18                                               1,040,000
1,250,000 CCC+         7.625% due 10/15/26                                              1,000,000
1,375,000 B-          Sr. Secured 2nd Priority Notes, 7.640% due 7/15/08 (b)            1,474,687
                    El Paso Corp. Sr. Medium-Term Notes:
  915,000 CCC+        7.800% due 8/1/31                                                   718,275
2,125,000 CCC+        7.750% due 1/15/32                                                1,668,125
1,300,000 B         Exco Resources, Inc., Sr. Notes, 7.250% due 1/15/11 (b)             1,319,500
  352,000 BB-       GulfTerra Energy Partners, L.P., Sr. Sub. Notes, Series B,
                     8.500% due 6/1/11                                                    390,720
                    Hanover Compressor Co.:
1,000,000 B-          Sr. Notes, 8.625% due 12/15/10                                    1,065,000
  900,000 B           Sub. Notes, zero coupon to yield 11.312% due 3/31/07                697,500
  760,000 BB-       Leviathan Gas Pipeline Partners L.P., Sr. Sub. Notes, Series B,
                     10.375% due 6/1/09                                                   798,000
  480,000 BB        Luscar Coal Ltd., Sr. Notes, 9.750% due 10/15/11                      547,200
1,295,000 B+        Magnum Hunter Resources, Inc., Sr. Notes,
                     9.600% due 3/15/12                                                 1,443,925
   85,000 CCC+      Parker Drilling Co., Sub. Notes, 5.500% due 8/1/04 (e)                 84,575
  309,000 Aa3*      Pennzoil-Quaker State Co., Sr. Notes, 10.000% due 11/1/08             356,300
                    Plains Exploration & Production Co., Sr. Sub. Notes:
  625,000 B           8.750% due 7/1/12                                                   690,625
  330,000 B           Series B, 8.750% due 7/1/12                                         364,650
  195,000 BB        Pogo Producing Co., Sr. Sub. Notes, Series B,
                     8.250% due 4/15/11                                                   219,863
  710,000 BB        Pride International, Inc., Sr. Notes, 10.000% due 6/1/09              752,600
  320,000 BB-       SESI, LLC, Sr. Notes, 8.875% due 5/15/11                              348,000
                    Swift Energy Co., Sr. Sub. Notes:
  575,000 B           10.250% due 8/1/09                                                  612,375
  460,000 B           9.375% due 5/1/12                                                   512,900


                      See Notes to Financial Statements.


            9 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                      SMITH BARNEY HIGH INCOME PORTFOLIO

  FACE
 AMOUNT+  RATING(a)                           SECURITY                                VALUE
--------------------------------------------------------------------------------------------------
Energy -- 8.2% (continued)
                    Vintage Petroleum, Inc.:
  455,000 BB-         Sr. Notes, 8.250% due 5/1/12                                $     500,500
  125,000 B1*         Sr. Sub. Notes, 7.875% due 5/15/11                                133,125
  750,000 Ba3*      Westport Resources Corp., Sr. Sub. Notes,
                      8.250% due 11/1/11                                                845,625
                    The Williams Cos., Inc.:
                     Notes:
  600,000 B+           7.625% due 7/15/19                                               588,000
1,275,000 B+           7.875% due 9/1/21                                              1,249,500
  250,000 B+           8.750% due 3/15/32                                               256,250
1,100,000 B+          Sr. Notes, 8.625% due 6/1/10                                    1,215,500
-----------------------------------------------------------------------------------------------
                                                                                     20,893,320
-----------------------------------------------------------------------------------------------
Entertainment -- 2.1%
  338,000 CCC+      AMC Entertainment Inc., Sr. Sub. Notes, 9.500% due 2/1/11           354,900
1,350,000 B-        Cinemark, Inc., Sr. Discount Notes, step bond to yield
                     9.747% due 3/15/14 (b)                                             852,187
1,200,000 B-        Equinox Holdings, Inc., Sr. Notes, 9.000% due 12/15/09 (b)        1,248,000
  600,000 B-        Six Flags, Inc., Sr. Notes, 9.625% due 6/1/14 (b)                   631,500
                    Vivendi Universal S.A., Sr. Notes:
1,575,000 BB          6.250% due 7/15/08                                              1,651,781
  450,000 Ba3*        9.250% due 4/15/10                                                527,625
-----------------------------------------------------------------------------------------------
                                                                                      5,265,993
-----------------------------------------------------------------------------------------------
Environmental Services -- 1.5%
                    Allied Waste North America Inc., Sr. Notes:
1,500,000 B+          7.375% due 4/15/14 (b)                                          1,496,250
                      Series B:
  890,000 BB-          8.500% due 12/1/08                                               994,575
   30,000 BB-          7.875% due 1/1/09                                                 31,275
1,200,000 B-        IMCO Recycling Inc., Sr. Secured Notes, Series B,
                     10.375% due 10/15/10                                             1,287,000
-----------------------------------------------------------------------------------------------
                                                                                      3,809,100
-----------------------------------------------------------------------------------------------
Financial Services -- 1.1%
  475,000 A3*       Ford Motor Credit Co., Notes, 7.250% due 10/25/11                   504,756
1,000,000 B         JSG Funding PLC, Sr. Notes, 9.625% due 10/1/12                    1,130,000
1,075,000 B3        Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27     1,080,375
-----------------------------------------------------------------------------------------------
                                                                                      2,715,131
-----------------------------------------------------------------------------------------------
Food & Beverage -- 4.1%
1,575,000 Ba3*      Constellation Brands Inc., Sr. Sub. Notes, Series B,
                     8.125% due 1/15/12                                               1,724,625
  330,000 B+        Cott Beverages Inc., Sr. Sub. Notes, 8.000% due 12/15/11            361,350
  335,000 Ba2*      Dean Foods Co., Sr. Notes, 6.900% due 10/15/17                      343,375

                      See Notes to Financial Statements.

            10 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                      SMITH BARNEY HIGH INCOME PORTFOLIO

  FACE
 AMOUNT+  RATING(a)                            SECURITY                                 VALUE
-------------------------------------------------------------------------------------------------
Food & Beverage -- 4.1% (continued)
  975,000 B         Del Monte Corp., Sr. Sub. Notes, Series B, 8.625% due 12/15/12  $   1,082,250
                    Dole Food Co., Inc.:
1,000,000 BB-         Debentures, 8.750% due 7/15/13                                    1,075,000
  125,000 BB-         Sr. Notes, 8.875% due 3/15/11                                       133,750
  750,000 B         Land O' Lakes, Inc., Sr. Secured Notes, 9.000% due 12/15/10 (b)       789,375
1,200,000 B         Pinnacle Foods Holding Corp., Sr. Sub. Notes,
                     8.250% due 12/1/13 (b)                                             1,258,500
1,250,000 B-        Premier International Foods PLC, Sr. Notes, 12.000% due 9/1/09      1,356,250
  800,000 B+        Swift & Co., Sr. Notes, 10.125% due 10/1/09                           859,000
1,275,000 B-        United Agri Products, Inc., Sr. Notes, 8.250% due 12/15/11 (b)      1,450,312
-------------------------------------------------------------------------------------------------
                                                                                       10,433,787
-------------------------------------------------------------------------------------------------
Healthcare -- 3.4%
  675,000 CC        aaiPharma Inc., Sr. Sub. Notes, 11.000% due 4/1/10                    610,875
1,150,000 B-        AmeriPath, Inc. Sr. Sub. Notes, 10.500% due 4/1/13                  1,184,500
1,250,000 B-        Athena Neurosciences Finance LLC, Sr. Notes,
                     7.250% due 2/21/08                                                 1,271,875
  783,288 B+        Dade Behring Inc., Sr. Sub. Notes, 11.910% due 10/3/10                908,614
  270,000 B1*       Extendicare Health Services, Inc., Sr. Sub. Notes,
                     9.500% due 7/1/10                                                    301,050
1,000,000 B-        InSight Health Services Corp., Sr. Sub. Notes, Series B,
                     9.875% due 11/1/11                                                 1,015,000
                    Tenet Healthcare Corp.:
  825,000 B-          Notes, 7.375% due 2/1/13                                            750,750
                      Sr. Notes:
  225,000 B-           5.375% due 11/15/06                                                214,313
1,325,000 B-           6.500% due 6/1/12                                                1,156,063
  325,000 B-           6.875% due 11/15/31                                                269,750
  925,000 B-        Vanguard Health Systems, Sr. Sub. Notes, 9.750% due 8/1/11          1,008,250
-------------------------------------------------------------------------------------------------
                                                                                        8,691,040
-------------------------------------------------------------------------------------------------
Hotels/Casinos/Gaming -- 7.4%
  260,000 B+        AKI, Inc., Sr. Notes, 10.500% due 7/1/08                              271,700
1,015,000 B         Ameristar Casinos, Inc., Sr. Sub. Notes, 10.750% due 2/15/09        1,182,475
  800,000 B+        Argosy Gaming Co., Sr. Sub. Notes, 9.000% due 9/1/11                  906,000
1,300,000 B+        Boyd Gaming Corp., Sr. Sub. Notes, 6.750% due 4/15/14 (b)           1,287,000
                    Caesars Entertainment, Inc., Sr. Sub. Notes:
  450,000 Ba2*        8.875% due 9/15/08                                                  502,875
1,400,000 Ba2*        8.125% due 5/15/11                                                1,554,000
  580,000 Ba2*      Courtyard By Marriott II L.P., Sr. Notes, Series B,
                     10.750% due 2/1/08                                                   585,075
1,000,000 B1*       Felcor Lodging, L.P., Sr. Notes, 10.000% due 9/15/08                1,072,500
1,150,000 B-        Gaylord Entertainment Co., Sr. Notes, 8.000% due 11/15/13 (b)       1,201,750

                      See Notes to Financial Statements.

            11 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                      SMITH BARNEY HIGH INCOME PORTFOLIO

  FACE
 AMOUNT+  RATING(a)                           SECURITY                               VALUE
-------------------------------------------------------------------------------------------------
Hotels/Casinos/Gaming -- 7.4% (continued)
                    Hilton Hotels Corp., Sr. Notes:
  510,000 BBB-        7.950% due 4/15/07                                         $     562,275
  250,000 BBB-        7.625% due 12/1/12                                               280,625
  132,000 Ba3*      HMH Properties, Inc., Sr. Secured Notes, Series B,
                     7.875% due 8/1/08                                                 136,950
  225,000 B+        Horseshoe Gaming Holding Corp., Sr. Sub. Notes, Series B,
                     8.625% due 5/15/09                                                236,250
1,020,000 Ba3*      Host Marriott, L.P., Notes, Series I, 9.500% due 1/15/07         1,137,300
1,375,000 B         Isle of Capri Casinos, Inc., Sr. Sub. Notes,
                     7.000% due 3/1/14 (b)                                           1,354,375
                    Mandalay Resort Group:
  260,000 BB-         Sr. Sub. Debentures, 7.625% due 7/15/13                          280,800
  585,000 BB-         Sr. Sub. Notes, Series B, 10.250% due 8/1/07                     682,987
                    MeriStar Hospitality Operating Partnership, L.P./MeriStar
                     Hospitality Finance Corp., Sr. Notes:
  225,000 B2*          9.000% due 1/15/08                                              232,875
  925,000 B2*          10.500% due 6/15/09                                             994,375
                    MGM MIRAGE, Sr. Sub. Notes:
  325,000 Ba2*        9.750% due 6/1/07                                                368,875
  900,000 Ba2*        8.375% due 2/1/11                                                999,000
  550,000 B         Prime Hospitality Corp., Sr. Sub. Notes, Series B,
                     8.375% due 5/1/12                                                 583,000
  425,000 BB+       Starwood Hotels & Resorts Worldwide, Inc., Notes,
                     7.875% due 5/1/12                                                 466,969
  625,000 B+        Station Casinos, Inc., Sr. Sub. Notes, 6.875% due 3/1/16 (b)       625,000
  275,000 B+        Turning Stone Casino Resort Enterprise, Sr. Notes,
                     9.125% due 12/15/10 (b)                                           297,688
  930,000 B-        Venetian Casino Resort LLC/Las Vegas Sands, Inc.,
                     Mortgage Secured Notes, 11.000% due 6/15/10                     1,092,750
----------------------------------------------------------------------------------------------
                                                                                    18,895,469
----------------------------------------------------------------------------------------------
Insurance -- 0.2%
  555,000 Ba1*      Markel Capital Trust I, Capital Securities, Series B,
                     8.710% due 1/1/46                                                 577,562
----------------------------------------------------------------------------------------------
Machinery -- 0.8%
  160,000 BB-       Case Credit Corp., Notes, 6.750% due 10/21/07                      162,800
  250,000 BB-       Case New Holland Inc., Sr. Notes, 9.250% due 8/1/11 (b)            280,000
  260,000 B+        NMHG Holding Co., Sr. Notes, 10.000% due 5/15/09                   289,900
                    Terex Corp., Sr. Sub. Notes:
  650,000 B           9.250% due 7/15/11                                               728,000
  500,000 B           Series B, 10.375% due 4/1/11                                     571,250
----------------------------------------------------------------------------------------------
                                                                                     2,031,950
----------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            12 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

  FACE
 AMOUNT+  RATING(a)                            SECURITY                                VALUE
---------------------------------------------------------------------------------------------------
Manufacturing -- 3.2%
  445,000 NR        Aqua-Chem, Inc., Sr. Sub. Notes, 11.250% due 7/1/08            $     371,575
  260,000 B+        Arvin Capital Trust I, Capital Securities, 9.500% due 2/1/27         275,600
  500,000 B-        Columbus McKinnon Corp., Sr. Secured Notes,
                     10.000% due 8/1/10                                                  532,500
  685,000 B         Flowserve Corp., Sr. Sub. Notes, 12.250% due 8/15/10                 791,175
  400,000 B-        General Binding Corp., Sr. Sub. Notes, 9.375% due 6/1/08             408,500
  575,000 B-        Invensys PLC, Sr. Notes, 9.875% due 3/15/11 (b)                      609,500
  800,000 B-        Mueller Group, Inc., Sr. Sub. Notes, 10.000% due 5/1/12 (b)          842,000
  860,000 CCC+      Park-Ohio Industries, Inc., Sr. Sub. Notes, 9.250% due 12/1/07       864,300
1,075,000 B-        Sensus Metering Systems Inc., Sr. Sub. Notes,
                     8.625% due 12/15/13 (b)                                           1,064,250
                    Wesco Distribution Inc., Sr. Sub. Notes:
  600,000 B-          9.125% due 6/1/08                                                  618,000
  525,000 B-          Series B, 9.125% due 6/1/08                                        540,750
1,260,000 B+        Wolverine Tube, Inc., Sr. Notes, 7.375% due 8/1/08 (b)             1,247,400
------------------------------------------------------------------------------------------------
                                                                                       8,165,550
------------------------------------------------------------------------------------------------
Metals/Mining -- 1.2%
1,450,000 B+        AK Steel Corp., Sr. Notes, 7.875% due 2/15/09                      1,341,250
  950,000 B-        Ispat Inland ULC, Sr. Secured Notes, 9.750% due 4/1/14 (b)           973,750
  605,000 BBB-      Phelps Dodge Corp., Sr. Notes, 8.750% due 6/1/11                     730,634
------------------------------------------------------------------------------------------------
                                                                                       3,045,634
------------------------------------------------------------------------------------------------
Packaging/Containers -- 4.0%
  950,000 B+        Anchor Glass Container Corp., Sr. Secured Notes,
                     11.000% due 2/15/13                                               1,102,000
1,000,000 CCC       Applied Extrusion Technologies, Sr. Notes, Series B,
                     10.750% due 7/1/11                                                  775,000
1,220,000 BB-       Owens-Brockway Glass Container Inc., Sr. Secured Notes,
                     8.875% due 2/15/09                                                1,331,325
  250,000 B         Owens-Illinois, Inc., Sr. Notes, 7.150% due 5/15/05                  261,250
1,020,000 B+        Plastipak Holdings, Inc., Sr. Notes, 10.750% due 9/1/11            1,106,700
                    Pliant Corp.:
  475,000 B-          Sr. Secured 2nd Lien Notes, 11.125% due 9/1/09                     508,250
   80,000 B-          Sr. Sub. Notes, 13.000% due 6/1/10                                  72,800
1,000,000 CCC+      Radnor Holdings Corp., Sr. Notes, 11.000% due 3/15/10                875,000
  560,000 BBB       Sealed Air Corp., Notes, 6.950% due 5/15/09 (b)                      623,126
  600,000 B         Stone Container Corp., Sr. Notes, 9.750% due 2/1/11                  669,000
1,660,000 B         Stone Container Finance Co. of Canada, Sr. Notes,
                     11.500% due 8/15/06 (b)                                           1,705,650
                    Tekni-Plex, Inc.:
  650,000 B2*         Sr. Secured Notes, 8.750% due 11/15/13 (b)                         643,500
  495,000 B-          Sr. Sub. Notes, Series B, 12.750% due 6/15/10                      502,425
------------------------------------------------------------------------------------------------
                                                                                      10,176,026
------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            13 Travelers Series Fund Inc. | 2004 Semi-Annual Report

                      SMITH BARNEY HIGH INCOME PORTFOLIO

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                      SMITH BARNEY HIGH INCOME PORTFOLIO

  FACE
 AMOUNT+  RATING(a)                           SECURITY                                VALUE
--------------------------------------------------------------------------------------------------
Paper/Forestry Products -- 3.1%
1,275,000 BB        Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30      $   1,300,051
1,025,000 B+        Appleton Papers Inc., Sr. Sub. Notes, Series B,
                     12.500% due 12/15/08                                             1,158,250
  500,000 B2*       Blue Ridge Paper Products Inc., Sr. Secured Notes,
                     9.500% due 12/15/08 (b)                                            457,500
                    Bowater Inc.:
  550,000 BB          Debentures, 9.500% due 10/15/12                                   627,000
1,000,000 BB          Notes, 6.500% due 6/15/13                                         972,500
                    Buckeye Technologies Inc., Sr. Sub. Notes:
  315,000 B           9.250% due 9/15/08                                                313,425
1,190,000 B           8.000% due 10/15/10                                             1,142,400
  600,000 BB        Norske Skog Canada Ltd., Sr. Notes, 7.375% due 3/1/14 (b)           618,000
                    Tembec Industries Inc., Sr. Notes:
  600,000 BB-         8.625% due 6/30/09                                                615,000
  650,000 BB-         8.500% due 2/1/11                                                 666,250
-----------------------------------------------------------------------------------------------
                                                                                      7,870,376
-----------------------------------------------------------------------------------------------
Printing/Publishing -- 2.4%
  775,000 B         Dex Media East LLC/Dex Media East Finance Co., Notes,
                     12.125% due 11/15/12                                               902,875
1,000,000 B         Dex Media, Inc., Discount Notes, Series A, step bond to yield
                     9.002% due 11/15/13 (b)                                            615,000
1,025,000 B         Dex Media West LLC/Dex Media West Finance Co.,
                     Sr. Sub. Notes, 9.875% due 8/15/13 (b)                           1,127,500
1,209,030 B-        Hollinger Participation Trust, Sr. Notes, Payment-in-Kind,
                     12.125% due 11/15/10 (b)                                         1,413,054
1,100,000 B         Houghton Mifflin Co., Sr. Discount Notes, step bond to yield
                     11.583% due 10/15/13 (b)                                           544,500
  530,000 BB-       Mail-Well I Corp., Sr. Notes, 9.625% due 3/15/12                    585,650
                    R.H. Donnelley Finance Corp. I, Sr. Sub. Notes:
  175,000 B+          10.875% due 12/15/12 (b)                                          209,125
  400,000 B+          10.875% due 12/15/12                                              478,000
  211,000 BB-       Yell Finance BV, Sr. Discount Notes, step bond to yield
                     12.262% due 8/1/11                                                 199,395
-----------------------------------------------------------------------------------------------
                                                                                      6,075,099
-----------------------------------------------------------------------------------------------
Retail -- 4.6%
  175,000 BB-       Ahold Finance USA, Inc., Notes, 8.250% due 7/15/10                  191,625
                    Ahold Lease USA, Inc., Exchange Pass-Through Certificates:
1,418,594 BB          Series 2001-A-1, 7.820% due 1/2/20                              1,476,225
  400,000 BB          Series 2001-A-2, 8.620% due 1/2/25                                416,250
  195,000 Caa2*     American Restaurant Group, Inc., Sr. Secured Notes, Series D,
                     11.500% due 11/1/06 (c)                                             88,725
  460,000 B3*       CKE Restaurants, Inc., Sr. Sub. Notes, 9.125% due 5/1/09            481,850

                      See Notes to Financial Statements.

            14 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                      SMITH BARNEY HIGH INCOME PORTFOLIO

    FACE
   AMOUNT+     RATING(a)                           SECURITY                                VALUE
-------------------------------------------------------------------------------------------------------
Retail -- 4.6% (continued)
  175,000      B         Cole National Group, Inc., Sr. Sub. Notes, 8.625% due 8/15/07 $     178,938
  325,000      CC        Denny's Corp., Sr. Notes, 11.250% due 1/15/08                       312,000
1,050,000      B+        Finlay Fine Jewelry Corp., Sr. Notes, 8.375% due 5/1/08           1,085,437
                         The Gap, Inc., Notes:
  190,000      BB+         9.900% due 12/15/05                                               211,375
  725,000      BB+         10.550% due 12/15/08                                              895,375
1,325,000      B-        General Nutrition Centers, Inc., Sr. Sub. Notes,
                          8.500% due 12/1/10 (b)                                           1,391,250
                         J.C. Penney Co., Inc., Notes:
  950,000      BB+         8.000% due 3/1/10                                               1,087,750
  705,000      BB+         9.000% due 8/1/12                                                 860,100
  350,000      B-        Nash-Finch Co., Sr. Sub. Notes, Series B, 8.500% due 5/1/08         342,125
  305,000      BB-       The Pep Boys -- Manny, Moe & Jack, Medium-Term Notes,
                          Series A, 6.710% due 11/3/04                                       307,669
                         Rite Aid Corp.:
1,305,000      B-          Notes, 7.125% due 1/15/07                                       1,331,100
  325,000      B-          Sr. Notes, 7.625% due 4/15/05                                     334,750
  717,000      BB        Saks Inc., Notes, 9.875% due 10/1/11                                858,607
----------------------------------------------------------------------------------------------------
                                                                                          11,851,151
----------------------------------------------------------------------------------------------------
Technology -- 0.6%
  765,000      B3*       Amkor Technology, Inc., Sub. Notes, 5.000% due 3/15/07 (e)          725,794
1,755,000      B1*       Sanmina - SCI Corp., Sub. Debentures, zero coupon
                          bond to yield 10.672% due 9/12/20 (e)                              916,988
----------------------------------------------------------------------------------------------------
                                                                                           1,642,782
----------------------------------------------------------------------------------------------------
Telecommunications -- 10.2%
  439,900      Caa1*     AirGate PCS, Inc., Sr. Sub. Secured Notes, 9.375% due 9/1/09        428,903
                         Alamosa (Delaware), Inc.:
  363,324      Caa1*       Sr. Discount Notes, step bond to yield 11.437% due 7/31/09        343,341
  650,000      Caa1*       Sr. Notes, 11.000% due 7/31/10                                    708,500
  525,000      B-        American Cellular Corp., Sr. Notes, Series B,
                          10.000% due 8/1/11                                                 509,250
1,450,000      Caa1*     American Tower Corp., Sr. Notes, 9.375% due 2/1/09                1,562,375
  360,000      B3*       American Tower Inc., Sr. Sub. Discount Notes,
                          zero coupon bond to yield 14.440% due 8/1/08                       263,700
                         AT&T Corp., Sr. Notes:
  350,000      BBB         8.050% due 11/15/11                                               384,590
1,150,000      BBB         8.750% due 11/15/31                                             1,220,343
3,550,000      BBB       AT&T Wireless Services Inc., Sr. Notes, 8.750% due 3/1/31         4,343,372
  244,000      B+        Avaya, Inc., Sr. Secured Notes, 11.125% due 4/1/09                  289,140
1,105,000/EUR/ NR        COLT Telecom Group PLC, Sr. Notes, 2.000% due 4/3/07 (b)(e)       1,535,149

                      See Notes to Financial Statements.

            15 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                      SMITH BARNEY HIGH INCOME PORTFOLIO

  FACE
 AMOUNT+  RATING(a)                           SECURITY                                VALUE
--------------------------------------------------------------------------------------------------
Telecommunications -- 10.2% (continued)
                    Crown Castle International Corp., Sr. Notes:
  400,000 B3*         9.375% due 8/1/11                                           $     440,000
  685,000 B3*         10.750% due 8/1/11                                                780,900
   75,000 B3*         7.500% due 12/1/13                                                 75,188
  500,000 B3*         Series B, 7.500% due 12/1/13                                      501,250
  175,000 CCC+      Dobson Communications Corp., Sr. Notes, 8.875% due 10/1/13          137,813
  695,000 NR        GT Group Telecom Inc., Sr. Discount Notes, step bond to yield
                     15.232% due 2/1/10 (d)                                                  70
  335,000 D         Horizon PCS, Inc., Sr. Discount Notes, step bond to yield
                     15.526% due 10/1/10 (d)                                             80,400
2,350,000 B         Lucent Technologies, Inc., Debentures, 6.450% due 3/15/29         1,874,125
                    Nextel Communications, Inc., Sr. Notes:
  600,000 BB          9.375% due 11/15/09                                               651,750
1,650,000 BB          7.375% due 8/1/15                                               1,722,187
  373,000 B-        Nextel Partners, Inc., Sr. Notes, 12.500% due 11/15/09              438,275
                    Nortel Networks Ltd.:
  750,000 B-          Notes, 6.875% due 9/1/23                                          675,000
  275,000 B-          Sr. Notes, 6.125% due 2/15/06                                     273,281
  305,000 B-        Northern Telecom Capital Corp., Notes, 7.875% due 6/15/26           291,275
                    Qwest Corp.:
  725,000 Ba3*        Debentures, 6.875% due 9/15/33                                    598,125
1,420,000 Ba3*        Notes, 9.125% due 3/15/12 (b)                                   1,515,850
                    Qwest Services Corp., Notes:
   25,000 CCC+        13.500% due 12/15/10 (b)                                           29,125
  596,000 CCC+        14.000% due 12/15/14 (b)                                          713,710
  400,000 Caa2*     SBA Communications Corp., Sr. Notes, 10.250% due 2/1/09             402,000
  850,000 B3*       SpectraSite, Inc., Sr. Notes, 8.250% due 5/15/10                    896,750
                    Sprint Capital Corp.:
1,350,000 BBB-        Notes, 8.750% due 3/15/32                                       1,617,295
  775,000 BBB-        Sr. Notes, 6.875% due 11/15/28                                    763,072
-----------------------------------------------------------------------------------------------
                                                                                     26,066,104
-----------------------------------------------------------------------------------------------
Textiles/Footwear -- 0.8%
                    Levi Strauss & Co.:
1,065,000 CCC         Notes, 7.000% due 11/1/06                                         931,875
                      Sr. Notes:
  750,000 CCC          11.625% due 1/15/08                                              686,250
  145,000 CCC          12.250% due 12/15/12                                             130,500
  292,000 B+        The William Carter Co., Sr. Sub. Notes, Series B,
                     10.875% due 8/15/11                                                337,260
-----------------------------------------------------------------------------------------------
                                                                                      2,085,885
-----------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            16 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                      SMITH BARNEY HIGH INCOME PORTFOLIO

  FACE
 AMOUNT+  RATING(a)                          SECURITY                              VALUE
-----------------------------------------------------------------------------------------------
Tobacco -- 0.2%
  609,000 NR        Standard Commercial Tobacco Corp., Inc., Sr. Notes,
                     8.875% due 8/1/05                                         $     621,052
--------------------------------------------------------------------------------------------
Transportation -- 0.6%
  425,000 B+        General Maritime Corp., Sr. Notes, 10.000% due 3/15/13           480,250
  750,000 B         Iron Mountain, Inc., Sr. Sub. Notes, 8.625% due 4/1/13           806,250
  360,000 BB+       Windsor Petroleum Transport Corp., Notes,
                     7.840% due 1/15/21 (b)                                          369,450
--------------------------------------------------------------------------------------------
                                                                                   1,655,950
--------------------------------------------------------------------------------------------
Utilities -- 6.9%
                    The AES Corp.:
                      Sr. Notes:
1,295,000 B-           9.500% due 6/1/09                                           1,392,125
   50,000 B-           7.750% due 3/1/14                                              49,875
  175,000 B-          Sr. Sub. Exchange Notes:
                       8.500% due 11/1/07                                            180,031
1,225,000 B         Allegheny Energy Supply Co., LLC, Secured Notes, Series A,
                     10.250% due 11/15/07 (b)                                      1,359,750
  180,000 BB+       Avista Corp., Sr. Notes, 9.750% due 6/1/08                       216,900
2,770,000 CCC+      Calpine Canada Energy Finance PLC, Sr. Notes,
                     8.500% due 5/1/08                                             1,966,700
                    Calpine Corp.:
  635,000 CCC+        Sr. Notes, 8.625% due 8/15/10                                  447,675
1,425,000 B           Sr. Secured 2nd Priority Notes, 8.500% due 7/15/10 (b)       1,268,250
  330,000 B+        CMS Energy Corp., Sr. Notes, 7.625% due 11/15/04                 339,075
                    Edison Mission Energy, Sr. Notes:
  640,000 B           10.000% due 8/15/08                                            675,200
  325,000 B           7.730% due 6/15/09                                             308,750
1,525,000 B           9.875% due 4/15/11                                           1,578,375
                    Mirant Americas Generation, Inc., Sr. Notes:
  475,000 D           7.625% due 5/1/06 (d)                                          349,125
  900,000 D           9.125% due 5/1/31 (d)                                          657,000
1,875,000 B+        NRG Energy, Inc., 2nd Priority Sr. Secured Notes,
                     8.000% due 12/15/13 (b)                                       1,898,437
1,165,000 B2*       Orion Power Holdings, Inc., Sr. Notes, 12.000% due 5/1/10      1,438,775
                    Reliant Resources, Inc., Sr. Secured Notes:
  800,000 B1*         9.250% due 7/15/10                                             860,000
1,650,000 B1*         9.500% due 7/15/13                                           1,798,500
  690,000 BBB-      Thomas & Betts Corp., Medium-Term Notes,
                     6.625% due 5/7/08                                               734,490
--------------------------------------------------------------------------------------------
                                                                                  17,519,033
--------------------------------------------------------------------------------------------
                    TOTAL CORPORATE BONDS & NOTES
                    (Cost -- $233,052,360)                                       248,351,367
--------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            17 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                      SMITH BARNEY HIGH INCOME PORTFOLIO

     FACE
    AMOUNT+     RATING(a)                           SECURITY                               VALUE
----------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 0.4%
1,402,534       Ca*       Airplanes Pass-Through Trust, Series 1, Class D,
                           10.875% due 3/15/12 (d)                                     $           0
  165,035       BB        Continental Airlines, Inc., Series 2000-2, Class C,
                           8.312% due 4/2/11                                                 141,528
                          First Consumer Master Trust,
  276,368       Ba1*        Series 1999-A, Class A, 5.800% due 12/15/05 (b)                  276,328
  400,055       Ba1*        Series 2001-A, Class A, 1.410% due 9/15/08 (c)                   382,189
  437,290       CCC       United Airlines, Inc., Series 2000-1, Class B,
                           8.030% due 7/1/11                                                 140,935
----------------------------------------------------------------------------------------------------
                          TOTAL ASSET-BACKED SECURITIES
                          (Cost -- $2,750,976)                                               940,980
----------------------------------------------------------------------------------------------------

    SHARES                                          SECURITY                               VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCK (f) -- 0.2%
Food & Beverage -- 0.0%
   23,465                 Aurora Foods Inc.                                                        0
----------------------------------------------------------------------------------------------------
Telecommunications -- 0.2%
   18,172                 AirGate PCS, Inc.                                                  345,631
   11,275                 Crown Castle International Corp.                                   157,286
      870                 McLeodUSA, Inc., Class A Shares                                        774
----------------------------------------------------------------------------------------------------
                                                                                             503,691
----------------------------------------------------------------------------------------------------
                          TOTAL COMMON STOCK
                          (Cost -- $481,035)                                                 503,691
----------------------------------------------------------------------------------------------------
PREFERRED STOCK -- 0.8%
Aerospace/Defense -- 0.0%
      600/UNIT/           Northrop Grumman Corp., 7.250% Equity Security Units (g)            62,778
----------------------------------------------------------------------------------------------------
Telecommunications -- 0.8%
    1,457                 Alamosa Holdings, Inc., 7.500% Cumulative, Series B (h)            784,758
    7,000                 Crown Castle International Corp., 6.250% (h)                       326,375
    6,875                 CSC Holdings Inc., 11.750% Cumulative Exchangeable, Series H       721,875
      270                 Dobson Communications Corp.,
                           Payment-in-Kind, 13.000% Sr. Exchangeable (h)                      19,103
    1,500                 Motorola, Inc., 7.000% Equity Security Units (g)                    75,210
----------------------------------------------------------------------------------------------------
                                                                                           1,927,321
----------------------------------------------------------------------------------------------------
                          TOTAL PREFERRED STOCK
                          (Cost -- $1,411,692)                                             1,990,099
----------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            18 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                      SMITH BARNEY HIGH INCOME PORTFOLIO

 WARRANTS                            SECURITY                              VALUE
------------------------------------------------------------------------------------
WARRANTS (b)(f) -- 0.0%
Commercial Printing Forms -- 0.0%
       435 Merrill Corp., Expire 5/1/09                                 $          0
------------------------------------------------------------------------------------
Internet Software/Services -- 0.0%
       430 Cybernet Internet Services International Inc., Expire 7/1/09            0
     1,545 WAM!NET Inc., Expire 3/1/05                                            15
------------------------------------------------------------------------------------
                                                                                  15
------------------------------------------------------------------------------------
Packaging/Containers -- 0.0%
        80 Pliant Corp., Expire 6/1/10                                             1
------------------------------------------------------------------------------------
Telecommunications -- 0.0%
       360 American Tower Corp., Expire 8/1/08                                57,420
       695 GT Group Telecom Inc., Expire 2/1/10                                  521
       350 Horizon PCS Inc., Expire 10/1/10                                        0
       925 Iridium World Communications Inc., Expire 7/15/05                       9
       375 IWO Holdings Inc., Expire 1/15/11                                       4
       700 RSL Communications Ltd., Expire 11/15/06                                0
------------------------------------------------------------------------------------
                                                                              57,954
------------------------------------------------------------------------------------
           TOTAL WARRANTS
           (Cost -- $326,484)                                                 57,970
------------------------------------------------------------------------------------

   FACE
  AMOUNT                             SECURITY                              VALUE
------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.3%
$3,326,000 UBS Securities LLC dated 4/30/04, 0.920% due 5/3/04;
            Proceeds at maturity -- $3,326,255; (U.S. Treasury
            Inflation-Indexed Notes, 3.000% due 7/15/12;
            Market value -- $3,392,541) (Cost -- $3,326,000)               3,326,000
------------------------------------------------------------------------------------
           TOTAL INVESTMENTS -- 100.0%
           (Cost -- $241,348,547**)                                     $255,170,107
------------------------------------------------------------------------------------

+ Face amount denominated in U.S. dollars unless otherwise indicated.
(a) All ratings are by Standard & Poor's Rating Services, except for those which are identified by an asterisk (*), are rated by Moody's Investors Service.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
(c) Variable-rate security.
(d) Security is currently in default.
(e) Convertible bonds exchangeable for shares of common stock.
(f) Non-income producing security.
(g) Security is issued as an equity unit, with each unit consisting of a contract to buy common stock and senior notes.
(h) Convertible preferred stock exchangeable for shares of common stock.
** Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviations used in this schedule:
  EUR -- Euro
  GBP -- British Pound

  See pages 40 and 41 for definitions of ratings.

                      See Notes to Financial Statements.

            19 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                      PIONEER STRATEGIC INCOME PORTFOLIO

    FACE
   AMOUNT+                                         SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECTOR -- 12.0%
U.S. Treasury Obligations -- 3.1%
  600,000                U.S. Treasury Bonds, 5.375% due 2/15/31                       $   608,063
  776,558                U.S. Treasury Inflation-Indexed Bonds, 3.000% due 7/15/12 (a)     839,623
1,500,000                U.S. Treasury Notes, 3.625% due 5/15/13 (a)                     1,415,861
--------------------------------------------------------------------------------------------------
                                                                                         2,863,547
--------------------------------------------------------------------------------------------------
U.S. Government Agencies -- 8.9%
                         Federal Home Loan Mortgage Corp. (FHLMC):
1,389,515                  6.000% due 6/1/17 (b)                                         1,452,005
  497,313                  6.000% due 11/1/33                                              509,127
                         Federal National Mortgage Association (FNMA):
  338,530                  5.500% due 12/1/18                                              347,746
   16,823                  7.500% due 1/1/30 - 10/1/30                                      18,014
1,300,000/AUD/             Sr. Notes, 6.375% due 8/15/07                                   951,088
                         Government National Mortgage Association (GNMA):
  507,290                  6.500% due 10/15/32 - 11/15/32                                  530,224
4,369,568                  6.000% due 2/15/24 - 7/15/33                                  4,484,230
--------------------------------------------------------------------------------------------------
                                                                                         8,292,434
--------------------------------------------------------------------------------------------------
                         TOTAL U.S. GOVERNMENT SECTOR
                         (Cost -- $11,212,857)                                          11,155,981
--------------------------------------------------------------------------------------------------

    FACE
   AMOUNT+     RATING(c)                           SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.9%
      784      Baa2*     Arc Net Interest Margin Trust, Series 2002-1, Class A,
                          7.750% due 1/27/32 (d)                                               785
   70,000      BB+       CS First Boston Mortgage Securities Corp., Series 2002-CKN2,
                          Class H, 6.122% due 4/15/37 (d)                                   63,634
                         Federal Home Loan Mortgage Corp. (FHLMC):
                           Interest-Only Strips:
  755,942      AAA          Series 216, Class IO, 6.000% due 1/1/32                        171,636
    8,024      AAA          Series 2448, Class SE, 7.000% due 7/15/29 (e)                       28
  515,787      AAA          Series 2448, Class SM, 6.900% due 3/15/32 (e)                   58,480
   59,696      AAA          Series 2478, Class SY, 7.050% due 3/15/21 (e)                    3,891
  256,700      AAA          Series 2515, Class IG, 5.500% due 3/15/32                       82,970
  467,841      AAA          Series 2579, Class GS, 6.550% due 1/15/17 (e)                   44,930
                           Principal-Only Strips:
  112,321      AAA          Series 215, Class PO, zero coupon due 6/1/31                    98,685
   75,940      AAA          Series 2235, Class PO, zero coupon due 6/15/30                  63,499
                         Federal National Mortgage Association (FNMA):
                           Interest-Only Strips:
  277,497      AAA          Series 318, Class 2, 6.000% due 1/1/32                          64,365

                      See Notes to Financial Statements.

            20 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                      PIONEER STRATEGIC INCOME PORTFOLIO

  FACE
 AMOUNT+  RATING(c)                          SECURITY                              VALUE
--------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.9% (continued)
  177,770 AAA          Series 322, Class 2, 6.000% due 4/1/32                   $     41,288
  884,127 AAA          Series 329, Class 2, 5.500% due 1/1/33                        230,319
  212,987 AAA          Series 332, Class 2, 6.000% due 2/1/33                         52,667
   90,139 AAA          Series 2001-74, Class MI, 6.000% due 12/25/15                   8,302
  469,864 AAA          Series 2002-9, Class MS, 7.000% due 3/25/32 (e)                48,808
   35,249 AAA          Series 2002-29, Class SL, 6.950% due 7/25/29 (e)                  455
  200,956 AAA          Series 2002-52, Class SL, 6.900% due 9/25/32 (e)               23,783
  219,219 AAA          Series 2002-63, Class SN, 6.900% due 10/25/32 (e)              25,396
  899,663 AAA          Series 2003-23, Class AI, 5.000% due 3/25/17                  115,233
  158,309 AAA          Series 2003-23, Class SC, 6.450% due 4/25/33 (e)                8,112
  269,810 AAA          Series 2003-26, Class IG, 6.000% due 4/25/33                   46,963
1,596,426 AAA          Series 2003-34, Class ES, 5.900% due 2/25/33 (e)              149,260
  642,753 AAA          Series 2003-34, Class SG, 5.900% due 2/25/33 (e)               59,971
1,951,258 AAA          Series 2003-34, Class SP, 6.000% due 1/25/32 (e)              176,049
  690,136 AAA          Series 2003-49, Class TS, 6.600% due 3/25/18 (e)               79,353
                      Pass-Through Certificates:
   75,409 AAA          Series 2002-14, Class A2, 7.500% due 1/25/42                   81,206
  652,419 AAA          Series 2003-W3, Class 1A3, 7.500% due 8/25/42                 702,573
                      Principal-Only Strips:
    2,045 AAA          Series 1996-5, Class PB, zero coupon due 4/25/24                2,044
   44,260 AAA          Series 1999-51, Class N, zero coupon due 9/17/29               38,759
      771 AAA          Series 2002-97, Class PO, zero coupon due 1/25/33                 770
                    Federal National Mortgage Association (FNMA) Grantor Trust,
                     Pass-Through Certificates:
   75,034 AAA          Series 1999-T2, Class A1, 7.500% due 1/19/39                   80,802
   39,604 AAA          Series 2000-T6, Class A1, 7.500% due 6/25/30                   42,648
  188,111 AAA          Series 2001-T1, Class A1, 7.500% due 10/25/40                 202,572
   61,791 AAA          Series 2001-T3, Class A1, 7.500% due 11/25/40                  66,542
  185,080 AAA          Series 2001-T4, Class A1, 7.500% due 7/25/41                  200,048
  416,638 AAA          Series 2001-T7, Class A1, 7.500% due 2/25/41                  449,542
   11,523 AAA          Series 2001-T10, Class A1, 7.000% due 12/25/41                 12,238
  107,757 AAA          Series 2001-T10, Class A2, 7.500% due 12/25/41                116,040
      971 AAA          Series 2002-T1, Class A2, 7.000% due 11/25/31                   1,033
  660,000 BBB-      Global Signal Trust, Series 2004-1A, Class E,
                     5.395% due 1/15/34 (e)                                          641,853
                    Government National Mortgage Association (GNMA),
                     Interest-Only Strip:
  238,948 AAA          Series 2001-43, Class SJ, 6.500% due 1/20/29 (e)                8,168
   33,017 AAA          Series 2002-29, Class SX, 6.950% due 4/16/29 (e)                  170
                    iStar Asset Receivables Trust:
   36,297 AAA         Series 2003-1A, Class A2, 1.450% due 8/28/22 (d)(e)             36,319
   31,760 A+          Series 2003-1A, Class E, 2.150% due 8/28/22 (d)(e)              31,786
   27,223 A           Series 2003-1A, Class F, 2.200% due 8/28/22 (d)(e)              27,246

                      See Notes to Financial Statements.

            21 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                      PIONEER STRATEGIC INCOME PORTFOLIO

  FACE
 AMOUNT+  RATING(c)                            SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.9% (continued)
   32,665 AAA       Rural Housing Trust, Series 1987-1, Class D, 6.330% due 4/1/26 $     32,680
   12,189 BBB-      Sasco ARC Net Interest Margin Notes, Series 2002-BC10,
                     Class A, 7.750% due 1/27/33 (d)                                     12,250
   47,128 BB+**     Sasco Net Interest Margin Trust, Series 2003-BC1, Class B,
                     zero coupon due 5/27/33 (d)                                         30,634
-----------------------------------------------------------------------------------------------
                    TOTAL COLLATERALIZED MORTGAGE
                    OBLIGATIONS (Cost -- $5,013,410)                                  4,536,785
-----------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 8.5%
                    Ameriquest Mortgage Securities Inc.:
   59,000 BBB-        Series 2002-4, Class M4, 4.850% due 2/25/33 (e)                    60,113
   61,000 BBB-        Series 2003-1, Class M4, 4.180% due 2/25/33 (e)                    62,062
   61,000 BBB-        Series 2003-2, Class M4, 4.180% due 3/25/33 (e)                    62,063
   25,000 BBB         Series 2003-AR3, Class M5, 4.850% due 10/25/33 (e)                 26,489
   50,732 BBB-      AQ Finance NIM Trust, Series 2003-N2A, Class Notes,
                     9.300% due 3/25/33 (d)                                              50,732
   11,197 Baa3*     Arc Net Interest Margin Trust, Series 2002-8A, Class A1,
                     7.750% due 11/27/32 (d)                                             11,209
                    Asset Backed Funding Corp., Mortgage Loan Asset-Backed
                     Certificates, Series 2003-WF1:
   66,000 BBB          Class M3, 4.150% due 12/25/32 (e)                                 68,735
   25,000 BBB-         Class M4, 4.350% due 12/25/32 (e)                                 24,483
                    Asset Backed Securities Corp., Home Equity Loan Trust:
   56,000 BBB-        Series 2003-HE1, Class M4, 5.600% due 1/15/33 (e)                  52,365
  123,000 BBB         Series 2003-HE2, Class M4, 4.950% due 4/15/33 (e)                 128,339
2,593,000 BBB-        Series 2003-HE3, Class M5, 5.100% due 6/15/33 (b)(e)            2,422,850
  334,000 BBB       Bank One Issuance Trust, Series 2002-C1, Class C1,
                     2.060% due 12/15/09 (e)                                            339,203
                    Bayview Financial Acquisition Trust:
  114,112 A           Series 2001-DA, Class M3, 2.500% due 11/25/31 (d)(e)              114,549
  124,998 AAA         Series 2002-CA, Class AIO, 5.100% due 10/25/04 (d)(e)               3,008
   50,000 BBB-      CDC Mortgage Capital Trust, Series 2003-HE2, Class B3,
                     4.850% due 10/25/33 (e)                                             43,635
    2,454 BBB       Chase Funding Net Interest Margin Trust, Series 2003-1A,
                     Class Notes, 8.750% due 3/27/36 (d)                                  2,434
                    Conseco Finance Securitizations Corp.:
   39,000 B2*         Series 2000-2, Class A4, 8.480% due 12/1/30                        41,766
  220,000 Caa2*       Series 2000-6, Class M2, 8.200% due 9/1/32                         26,538
    5,000 A3*         Series 2001-3, Class A4, 6.910% due 5/1/33                          4,829
    4,000 A2*         Series 2001-4, Class A4, 7.360% due 9/1/33                          4,046
  196,000 B3*         Series 2001-4, Class B1, 9.400% due 9/1/33                         29,522
  472,737 A1*         Series 2002-1, Class A, 6.681% due 12/1/32                        486,980

                      See Notes to Financial Statements.

            22 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                      PIONEER STRATEGIC INCOME PORTFOLIO

 FACE
AMOUNT+ RATING(c)                           SECURITY                               VALUE
-----------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 8.5% (continued)
250,000 Baa2*     Consumer Credit Reference Index Securities Program,
                   Series 2002-1A, Class A, 3.110% due 3/22/07 (d)(e)           $    253,492
188,000 B+        Green Tree Financial Corp., Series 1999-5, Class A5,
                   7.860% due 3/1/30                                                 166,529
 35,773 Ba3*      Green Tree Home Improvement Loan Trust, Series 1995-F,
                   Class B2, 7.100% due 1/15/21                                       34,525
360,126 BB        Greenpoint Manufactured Housing, Series 2000-3, Class IA,
                   8.450% due 6/20/31                                                354,113
                  GSAMP Trust:
     68 BBB-        Series 2002-HE2N, Class Notes, 8.250% due 10/20/32 (d)                68
 50,000 Baa3*       Series 2003-FM1, Class B3, 5.600% due 3/20/33 (e)                 46,747
 52,562 BBB**     Home Equity Asset Trust, Series 2002-5N, Class A,
                   8.000% 6/27/33 (d)                                                 52,562
215,000 BBB-      LNR CDO Ltd., Series 2002-1A, Class FFL,
                   3.850% due 7/24/37 (d)(e)                                         209,575
250,000 Baa2*     Madison Avenue Manufactured Housing Contract Trust,
                   Series 2002-A, Class B1, 4.350% due 3/25/32 (e)                   150,156
 50,000 BBB-      MASTR Asset Backed Securities Trust, Series 2003-OPT1,
                   Class MV5, 4.600% due 12/25/32 (e)                                 50,322
104,000 BBB-      Merrill Lynch Mortgage Investors, Inc., Series 2003-WMC1,
                   Class B2, 4.100% due 11/25/33 (e)                                  96,305
100,654 BBB       Mid-State Trust, Series 10, Class B, 7.540% due 2/15/36             85,699
 54,000 BBB-      Morgan Stanley ABS Capital I Inc., Series 2002-NC6, Class B2,
                   4.850% due 11/25/32 (e)                                            49,978
                  Morgan Stanley Dean Witter Capital I Inc.:
 54,000 BBB-        Series 2001-AM1, Class B1, 3.300% due 2/25/32 (e)                 54,293
134,000 BBB-        Series 2001-NC3, Class B1, 3.550% due 10/25/31 (e)               132,000
316,000 BBB-        Series 2001-NC4, Class B1, 3.600% due 1/25/32 (e)                307,959
115,000 BBB-        Series 2002-AM2, Class B1, 3.350% due 5/25/32 (e)                110,344
 58,000 BBB-        Series 2002-AM3, Class B2, 4.850% due 2/25/33 (e)                 60,097
 59,000 BBB-        Series 2002-NC5, Class B2, 4.350% due 10/25/32 (e)                60,320
 59,000 BBB-        Series 2003-NC2, Class B2, 4.850% due 2/25/33 (e)                 60,475
 58,000 BBB-        Series 2003-NC3, Class B3, 4.850% due 3/25/33 (e)                 59,427
 28,456 BBB+      Option One Mortgage Securities Corp., Series 2003-2B,
                   Class N1, 7.630% due 4/26/33 (d)                                   28,480
 93,427 Baa2*     Pass-Through Amortizing Credit Card Trust, Series 2002-1A,
                   Class A4FL, 6.600% due 6/18/12 (d)(e)                              94,130
923,636 Baa2*     PF Export Receivables Master Trust, Notes, Series A,
                   6.436% due 6/1/15 (d)                                             918,589
 65,399 Baa3*     Sail Net Interest Margin Notes, Series 2003-BC1A, Class A,
                   7.750% due 1/27/33 (d)                                             64,745

                      See Notes to Financial Statements.

            23 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                      PIONEER STRATEGIC INCOME PORTFOLIO

  FACE
 AMOUNT+  RATING(c)                              SECURITY                                 VALUE
------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 8.5% (continued)
                    Structured Asset Investment Loan Trust:
  146,000 BBB+        Series 2003-BC1, Class M3, 4.100% due 1/25/33 (e)                $    151,575
1,083,093 AAA         Series 2003-BC2, Class AIO, 6.000% due 3/25/05                         45,084
  100,000 BB        TIAA Commercial Real Estate Securitization, Series 2002-1A,
                     Class IV, 6.840% due 5/22/37 (d)                                        65,000
---------------------------------------------------------------------------------------------------
                    TOTAL ASSET-BACKED SECURITIES
                    (Cost -- $8,076,031)                                                  7,828,539
---------------------------------------------------------------------------------------------------
MUNICIPAL BONDS -- 0.5%
  500,000           Minneapolis & St. Paul Metropolitan Airports Commission,
                     Special Facilities Revenue, Northwest Airlines Project, Series A,
                     7.000% due 4/1/25 (Cost -- $427,179)                                   449,575
---------------------------------------------------------------------------------------------------
HIGH-YIELD SECTOR -- 55.3%
---------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES -- 53.1%
Aerospace/Defense -- 2.6%
  290,000 CCC       Decrane Aircraft Holdings Inc., Sr. Sub. Notes,
                     Series B, 12.000% due 9/30/08                                          191,400
  425,000 B         DRS Technologies Inc., Sr. Sub. Notes.,
                     6.875% due 11/1/13                                                     429,250
  620,000 CCC+      Hexcel Corp., Sr. Sub. Notes, 9.750% due 1/15/09 (a)                    654,100
                    K & F Industries, Inc., Sr. Sub. Notes, Series B:
   35,000 B           9.250% due 10/15/07 (a)                                                36,400
   55,000 B           9.625% due 12/15/10                                                    61,875
                    L-3 Communications Corp., Sr. Sub. Notes:
  500,000 BB-         6.125% due 7/15/13                                                    500,000
  400,000 BB-         6.125% due 1/15/14 (d)                                                400,000
  100,000 BB-         Series B, 8.000% due 8/1/08                                           105,125
   50,000 B         Titan Corp., 8.000% due 5/15/11 (d)                                      57,250
---------------------------------------------------------------------------------------------------
                                                                                          2,435,400
---------------------------------------------------------------------------------------------------
Airlines -- 1.0%
                    AMR Corp., Debentures:
  160,000 CCC         9.000% due 8/1/12 (a)                                                 136,000
  400,000 CCC         9.800% due 10/1/21                                                    308,000
  180,000 CCC+      Calair LLC/Calair Capital Corp., Sr. Notes, 8.125% due 4/1/08           151,200
   60,000 B         Continental Airlines, Inc., Pass-Through Certificates, Series D,
                     7.568% due 12/1/06                                                      50,515
                    Northwest Airlines, Inc., Notes:
  120,000 B-          7.625% due 3/15/05                                                    118,200
  145,000 B-          9.875% due 3/15/07 (a)                                                121,800
  109,000 NR        United Airlines, Inc., Debentures, 9.125% due 1/15/12 (f)                13,353
   37,802 B         US Airways, Inc., Pass-Through Certificates, Series 93-A3,
                     10.375% due 3/1/13 (f)                                                   9,451
---------------------------------------------------------------------------------------------------
                                                                                            908,519
---------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            24 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                                  PIONEER STRATEGIC INCOME PORTFOLIO
     FACE
    AMOUNT+     RATING(c)                            SECURITY                                VALUE
------------------------------------------------------------------------------------------------------
Automotive -- 1.0%
                          Asbury Automotive Group:
    90,000      B           Notes, 9.000% due 6/15/12 (a)                                 $     94,050
   550,000      NR          Sr. Sub. Notes, 8.000% due 3/15/14 (d)                             541,750
    15,000/EUR/ BB        Dana Corp., Notes, 9.000 due 8/15/11                                  21,378
    45,000/EUR/ BBB-      Lear Corp., Sr. Notes, 8.125% due 4/1/08                              61,709
   164,000      Caa1*     Motors and Gears, Inc., Sr. Notes, Series D,
                           10.750% due 11/15/06                                                145,960
    25,000      B         Navistar International Inc., Sr. Sub. Notes, Series B,
                           8.000% due 2/1/08                                                    25,812
------------------------------------------------------------------------------------------------------
                                                                                               890,659
------------------------------------------------------------------------------------------------------
Broadcasting -- 0.6%
   500,000      BBB-      Grupo Televisa, S.A., Sr. Notes, 8.500% due 3/11/32                  530,000
    20,000      CC        Pegasus Communications Corp., Sr. Notes, Series B,
                           9.750% due 12/1/06                                                   14,100
------------------------------------------------------------------------------------------------------
                                                                                               544,100
------------------------------------------------------------------------------------------------------
Building/Construction -- 3.4%
 2,100,000/NOK/ NR        Aker Kvaerner ASA, Notes, zero coupon due 10/30/11                 1,136,192
    56,000      B-        Atrium Cos., Inc., Sr. Sub. Notes, Series B, 10.500% due 5/1/09       59,150
    85,000      BB        Beazer Homes USA, Inc., Sr. Notes, 8.625% due 5/15/11                 92,437
                          K. Hovnanian Enterprises, Inc.:
   100,000      BB          Sr. Notes, 8.000% due 4/1/12                                       108,000
    30,000      Ba3*        Sr. Sub. Notes, 7.750% due 5/15/13 (a)                              30,975
                          Manitowoc Co., Inc., Sr. Sub. Notes:
    15,000/EUR/ B           10.375% due 5/15/11                                                 20,031
    50,000      B           10.500% due 8/1/12                                                  57,250
   500,000      B+        North American Energy Partners Inc., Sr. Notes,
                           8.750% due 12/1/11 (d)                                              495,000
                          Owens Corning:
    11,000      NR          Bonds, 7.500% due 8/1/18 (f)                                         4,620
   137,000      NR          Notes, 7.500% due 5/1/05 (f)                                        57,540
    66,000      Ba2*      Schuler Homes Inc., Notes, 10.500% due 7/15/11 (a)                    76,230
   450,000      B         Ship Finance International Ltd., Sr. Notes,
                           8.500% due 12/15/13 (d)                                             436,500
                          Technical Olympic USA, Inc.:
    20,000      Ba3*        Sr. Notes, 9.000% due 7/1/10                                        21,100
    20,000      B2*         Sr. Sub. Notes, 10.375% due 7/1/12                                  22,100
    47,000      B         Terex Corp., Sr. Sub. Notes, Series B, 10.375% due 4/1/11             53,698
   500,000      B+        Votorantim Overseas Trading Operations III Ltd., Sr. Notes,
                           7.875% due 1/23/14 (d)                                              457,500
    60,000      Ba3*      WCI Communities, Inc., Sr. Sub. Notes, 9.125% due 5/1/12              65,700
------------------------------------------------------------------------------------------------------
                                                                                             3,194,023
------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            25 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                                 PIONEER STRATEGIC INCOME PORTFOLIO
     FACE
    AMOUNT+     RATING(c)                            SECURITY                               VALUE
-----------------------------------------------------------------------------------------------------
Business Services -- 3.1%
 1,000,000      B1*       Corrections Corp. of America, Sr. Notes, 7.500% due 5/1/11 (d) $  1,052,500
    52,737      B         JSG Funding PLC, Sub. Notes, 15.500% due 10/1/13 (d)(g)              60,912
    80,000      Ba3*      Lamar Media Corp., Sr. Sub. Notes, 7.250% due 1/1/13                 86,400
   850,000      BBB-      Odyssey Re Holdings Corp., Notes, 7.650% due 11/1/13                914,984
   120,000      D         Outsourcing Solutions Inc., Sr. Sub. Notes, Series B,
                           11.000% due 11/1/06 (f)                                              1,230
                          R.H. Donnelley Finance Corp:
    77,000      B+          Sr. Notes, 8.875% due 12/15/10 (d)                                 86,240
   159,000      B+          Sr. Sub. Notes, 10.875% due 12/15/12 (d)                          190,005
    30,000      B+        Xerox Capital (Europe) PLC, Notes, 5.875% due 5/15/04                30,000
                          Xerox Corp., Sr. Notes:
   100,000      B+          9.750% due 1/15/09                                                114,000
    35,000/EUR/ B+          9.750% due 1/15/09                                                 48,520
   245,000      B+          7.125% due 6/15/10                                                249,900
-----------------------------------------------------------------------------------------------------
                                                                                            2,834,691
-----------------------------------------------------------------------------------------------------
Cable -- 0.1%
    47,000      BB-       CSC Holdings Inc., Sr. Notes, 7.875% due 12/15/07                    50,290
     9,150      NR        KNOLOGY Holdings, Inc., Sr. Notes, 12.000% due 11/30/09 (d)(g)        9,013
    20,000      BB-       Rogers Cablesystems Ltd., Sr. Sub. Debentures,
                           11.000% due 12/1/15                                                 23,175
-----------------------------------------------------------------------------------------------------
                                                                                               82,478
-----------------------------------------------------------------------------------------------------
Chemicals -- 3.9%
   150,000      B+        Acetex Corp., Sr. Notes, 10.875% due 8/1/09                         165,750
    10,000      Ba2*      Airgas, Inc., Sr. Sub. Notes 9.125% due 10/1/11                      11,350
   120,000      A-        Dow Chemical Co., Sr. Notes, 5.750% due 11/15/09                    126,965
   338,000      Ba2*      Hercules Inc., Sr. Notes, 11.125% due 11/15/07                      407,290
    50,000      B         Huntsman Advanced Materials LLC, Sr. Notes,
                           11.000% due 7/15/10 (d)                                             57,000
                          Huntsman ICI Chemicals LLC:
   235,000      CCC+        Sr. Discount Notes, zero coupon bond to yield
                             20.193% due 12/31/09                                             119,262
   155,000      CCC+        Sr. Sub. Notes, 10.125% due 7/1/09 (a)                            163,138
   495,000/EUR/ CCC+      Huntsman International LLC, Sr. Sub. Notes, 10.125% due 7/1/09      601,730
   205,000      BB-       ISP Chemco Inc., Sr. Sub. Notes, Series B, 10.250% due 7/1/11       232,675
    35,000      B+        ISP Holdings, Inc., Sr. Secured Notes, Series B,
                           10.625% due 12/15/09                                                39,025
    30,000      B+        Lyondell Chemical Co., Sr. Secured Notes, 9.500% due 12/15/08        31,500
    40,000/EUR/ B+        Messer Griesheim Holding, AG, Sr. Notes, 10.375% due 6/1/11          57,667
   335,000      BBB-      Methanex Corp., Sr. Notes, 8.750% due 8/15/12                       385,250
    30,000      BB-       Millennium America, Inc., Sr. Notes, 9.250% due 6/15/08 (d)          32,850
    80,000      B         Noveon, Inc., Sr. Sub. Notes, Series B, 11.000% due 2/28/11          93,600

                      See Notes to Financial Statements.

            26 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                                  PIONEER STRATEGIC INCOME PORTFOLIO
     FACE
    AMOUNT+     RATING(c)                            SECURITY                                VALUE
------------------------------------------------------------------------------------------------------
Chemicals -- 3.9% (continued)
    79,396      NR        Noveon International, Inc., Sr. Sub. Notes,
                           13.000% due 8/31/11 (d)(g)                                     $     84,159
   349,000      B-        OM Group, Inc., Notes, 9.250% due 12/15/11                           359,470
    35,000      B-        Resolution Performance Products LLC/RPP Capital, Sr.
                           Secured 2nd Priority Notes, 9.500% due 4/15/10 (a)                   35,875
   500,000/EUR/ B3*       Rhodia SA, Sr. Notes, 8.000% due 6/1/10 (d)                          547,925
    27,276      NR        Sterling Chemicals Inc., Sr. Secured Notes,
                           10.000% due 12/19/07 (g)                                             26,457
------------------------------------------------------------------------------------------------------
                                                                                             3,578,938
------------------------------------------------------------------------------------------------------
Consumer Products & Services -- 1.2%
       500      NR        Alderwoods Group, Inc., Sr. Notes, 12.250% due 1/2/09                    560
   500,000      BBB-      Bausch & Lomb Inc., Debentures, 7.125% due 8/1/28                    504,897
   200,000      B+        Central Garden & Pet Co., Sr. Sub. Notes, 9.125% due 2/1/13          223,000
                          Derby Cycle Corp., Sr. Notes:
   163,739/EUR/ NR          9.375% due 5/15/08 (f)                                               1,755
   136,116      NR          10.000% due 5/15/08 (f)                                              5,240
   130,000      B-        Jostens, Inc., Sr. Sub. Notes, 12.750% due 5/1/10                    146,900
                          Service Corp. International:
    30,000      BB-         Debentures, 7.875% due 2/1/13                                       31,500
                            Notes:
    10,000      BB-          7.200% due 6/1/06                                                  10,675
    19,000      BB-          6.500% due 3/15/08                                                 19,713
    38,000      BB-          7.700% due 4/15/09                                                 40,755
   130,000      B+        Stewart Enterprises Inc., Sr. Sub. Notes, 10.750% due 7/1/08         147,550
------------------------------------------------------------------------------------------------------
                                                                                             1,132,545
------------------------------------------------------------------------------------------------------
Electronics -- 0.2%
   120,000      B+        FIMEP S.A., Sr. Notes, 10.500% due 2/15/13                           140,400
    20,000      Ba3*      Legrand S.A., Debentures, 8.500% due 2/15/25                          21,175
------------------------------------------------------------------------------------------------------
                                                                                               161,575
------------------------------------------------------------------------------------------------------
Energy -- 6.5%
 1,000,000      B-        Baytex Energy Ltd., Sr. Sub. Notes, 9.625% due 7/15/10             1,060,000
   500,000      BB        Compagnie Generale de Geophysique S.A., Sr. Notes,
                           10.625% due 11/15/07                                                540,000
   365,000      B         Comstock Resources, Inc., Sr. Notes, 6.875% due 3/1/12               359,525
   800,000      BBB-      FPL Energy American Wind, LLC, Sr. Secured Notes,
                           6.639% due 6/20/23 (d)                                              818,142
   850,000      B1*       Illinova Corp., First Mortgage Notes, 7.500% due 6/15/09 (a)         947,750
    40,000      Ba3*      Key Energy Services Inc., Sr. Notes, 6.375% due 5/1/13                39,600
    25,000      BB-       Leviathan Gas Pipe Line Partners, L.P./Leviathan Finance Corp.,
                           Sr. Sub. Notes, Series B, 10.375% due 6/1/09                         26,250
   500,000      B         Paramount Resources Ltd., Sr. Notes, 7.875% due 11/1/10              497,500
    95,000      B2*       Parker Drilling Co., Sr. Notes, Series B, 10.125% due 11/15/09       102,362

                      See Notes to Financial Statements.

            27 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                                 PIONEER STRATEGIC INCOME PORTFOLIO
     FACE
    AMOUNT+     RATING(c)                           SECURITY                               VALUE
----------------------------------------------------------------------------------------------------
Energy -- 6.5% (continued)
                          Pemex Project Funding Master Trust:
    90,000      Baa1*       Bonds, 8.625% due 2/1/22                                    $     96,750
   200,000      Baa1*       Notes, 7.375% due 12/15/14                                       210,000
    17,000      BBB-      Pioneer Natural Resources Co., Sr. Notes,
                           6.500% due 1/15/08                                                 18,460
    70,000      BB        Pogo Producing Co., Sr. Sub. Notes, Series B,
                           8.250% due 4/15/11                                                 78,925
    67,000      BB        Pride International, Inc., Sr. Notes, 9.375% due 5/1/07 (a)         68,340
    65,000      Ba2*      SEMCO Energy, Inc., Sr. Notes, 7.750% due 5/15/13                   68,575
    60,000      NR        Seven Seas Petroleum Inc., Sr. Notes, Series B,
                           12.500% due 5/15/05 (f)                                             1,200
    80,000      B+        Stone Energy Corp., Sr. Sub. Notes, 8.250% due 12/15/11             86,800
    70,000      B         Swift Energy Co., Sr. Sub. Notes, 9.375% due 5/1/12                 78,050
   400,000      B         Tesoro Petroleum Corp., Sr. Sub. Notes, Series B,
                           9.625% due 11/1/08 (a)                                            442,000
   100,000      B         Tiverton Power Associates L.P./Rumford Power Associates L.P.,
                           Pass-Through Certificates, 9.000% due 7/15/18 (d)                  83,500
   110,000      Ba2*      Westar Energy Inc., Sr. Notes, 7.125% due 8/1/09                   123,200
                          The Williams Cos. Inc.:
                            Notes:
    95,000      B+           6.500% due 8/1/06                                                99,869
    50,000      B+           6.500% due 12/1/08 (a)                                           52,250
    40,000      B+           Series A, 6.750% due 1/15/06 (e)                                 42,050
    50,000      B+          Sr. Notes, 8.625% due 6/1/10                                      55,250
    80,000      NR        XCL Ltd., Sr. Secured Discount Notes,
                           13.500% due 5/1/04 (d)(f)(h)                                       24,400
    30,000      BBB-      XTO Energy, Inc., Sr. Notes, 6.250% due 4/15/13                     32,019
----------------------------------------------------------------------------------------------------
                                                                                           6,052,767
----------------------------------------------------------------------------------------------------
Entertainment -- 0.1%
    65,000      BBB-      Capitol Records, Inc., Notes, 8.375% due 8/15/09 (d)                72,228
    20,000/GBP/ BBB-      EMI Group PLC, Notes, 9.750% due 5/20/08                            38,292
----------------------------------------------------------------------------------------------------
                                                                                             110,520
----------------------------------------------------------------------------------------------------
Environmental Services -- 1.1%
   370,000      BB-       Allied Waste Industries, Inc., Debentures, 7.400% due 9/15/35      344,100
                          Allied Waste North America, Inc.:
                            Sr. Notes, Series B:
    52,000      BB-          8.875% due 4/1/08                                                57,980
   223,000      BB-          9.250% due 9/1/12 (a)                                           254,220
                            Sr. Sub. Notes, Series B:
   156,000      BB-          8.500% due 12/1/08                                              174,330
   121,000      B+           10.000% due 8/1/09 (a)                                          129,470
    83,000      B-        IESI Corp., Sr. Sub. Notes, 10.250% due 6/15/12                     91,923
----------------------------------------------------------------------------------------------------
                                                                                           1,052,023
----------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            28 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                                 PIONEER STRATEGIC INCOME PORTFOLIO
     FACE
    AMOUNT+     RATING(c)                            SECURITY                               VALUE
-----------------------------------------------------------------------------------------------------
Financial Services -- 4.7%
 1,000,000      BB-       Allmerica Financial Corp., Sr. Debentures, 7.625% due 10/15/25 $  1,015,000
    20,000      BB+       Arch Western Finance LLC, Sr. Notes, 6.750% due 7/1/13 (d)           20,700
   660,000      BBB-      Kingsway America, Inc., Sr. Notes, 7.500% due 2/1/14 (d)            652,161
   500,000      A         Loews Corp., Sr. Notes, 5.250% due 3/15/16                          471,491
 2,975,703/DKK/ Aaa*      Nykredit, Mortgage Bonds, 5.000% due 10/1/35                        467,443
   589,791      BBB       Power Receivables Finance LLC, Sr. Notes,
                           6.290% due 1/1/12 (d)                                              606,434
 1,000,000      B+        Presidential Life Corp., Sr. Notes, 7.875% due 2/15/09            1,025,000
    90,000      BB-       Western Financial Bank, Sub. Debentures, 9.625% due 5/15/12         102,375
-----------------------------------------------------------------------------------------------------
                                                                                            4,360,604
-----------------------------------------------------------------------------------------------------
Food & Beverage -- 2.1%
    26,000/EUR/ B2*       BSN Financing Co., S.A., Sr. Notes, 10.250% due 8/1/09               33,319
 1,000,000      B-        Burns Philp Capital Ltd., Sr. Sub. Notes, Series B,
                           9.750% due 7/15/12                                               1,060,000
   600,000      BBB-      Companhia Brasileira de Bebida, Notes,
                           8.750% due 9/15/13 (d)                                             637,500
   120,000      Caa1*     Doane Pet Care Co., Sr. Sub. Notes, 9.750% due 5/15/07              111,000
    10,000      CCC+      Eagle Family Foods, Inc., Sr. Sub. Notes, Series B,
                           8.750% due 1/15/08                                                   8,050
    40,000      B         TravelCenters of America Inc., Sr. Sub. Notes,
                           12.750% due 5/1/09                                                  47,200
   190,660      NR        Vlasic Foods International, Sr. Sub. Notes, Series B,
                           10.250% due 7/1/09 (f)                                              17,159
-----------------------------------------------------------------------------------------------------
                                                                                            1,914,228
-----------------------------------------------------------------------------------------------------
Healthcare -- 1.7%
   750,000      B         ALARIS Medical Inc., Sr. Sub. Notes, 7.250% due 7/1/11              776,250
                          HCA Inc.:
                            Debentures:
    10,000      BBB-         7.190% due 11/15/15                                               10,426
    50,000      BBB-         8.360% due 4/15/24                                                54,002
                            Notes:
   500,000      BBB-         6.300% due 10/1/12                                               502,713
    50,000      BBB-         7.690% due 6/15/25                                                50,595
   135,000      B-        Inverness Medical Innovations, Inc., Sr. Sub. Notes,
                           8.750% due 2/15/12 (d)                                             138,712
   110,000      NR        Mediq Inc., Sr. Discount Debentures, step bond to yield
                           15.798% due 6/1/09 (f)                                                  11
   330,000      NR        Multicare Cos., Inc., Sr. Sub. Notes, 9.000% due 8/1/07 (f)           2,310
-----------------------------------------------------------------------------------------------------
                                                                                            1,535,019
-----------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            29 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                                 PIONEER STRATEGIC INCOME PORTFOLIO
     FACE
    AMOUNT+     RATING(c)                           SECURITY                                VALUE
-----------------------------------------------------------------------------------------------------
Hotel/Casino -- 1.6%
   153,000      B         Herbst Gaming Inc., Sr. Secured Notes, Series B,
                           10.750% due 9/1/08                                            $    172,890
   123,000      BBB-      Hilton Hotels Corp., Sr. Notes, 7.625% due 12/1/12                  138,068
   500,000      BBB-      Hospitality Properties Trust, Notes, 6.750% due 2/15/13 (a)         523,895
   100,000      B         John Q. Hammons Hotels Inc., First Mortgage Notes, Series B,
                           8.875% due 5/15/12                                                 110,500
   500,000      B+        Turning Stone Casino Resort Enterprise, Sr. Notes,
                           9.125% due 12/15/10 (d)                                            541,250
    15,000      B+        Wheeling Island Gaming, Notes, 10.125% due 12/15/09                  16,275
----------------------------------------------------------------------------------------------------
                                                                                            1,502,878
----------------------------------------------------------------------------------------------------
Industrial Goods & Services -- 0.0%
    20,000/EUR/ B         Flowserve Finance B.V., Sr. Sub. Notes, 12.250% due 8/15/10          27,067
----------------------------------------------------------------------------------------------------
Manufacturing -- 1.6%
    35,000      NR        Advanced Glassfiber Yarns/AGY Capital Corp., Sr. Sub. Notes,
                           9.875% due 1/15/09 (f)                                               1,925
   140,000      B         Dresser Inc., Sr. Sub. Notes, 9.375% due 4/15/11                    151,900
                          Invensys PLC:
    35,000/EUR/ B-          Medium-Term Notes, Series E, 5.500% due 4/1/05                     43,280
    40,000      B-          Notes, 7.125% due 1/15/07 (d)                                      40,450
    25,000      B-          Sr. Notes, 6.500% due 1/15/10 (a)(d)                               23,125
   850,000      Baa3*     Jabil Circuit Inc., Sr. Notes, 5.875% due 7/15/10                   883,967
    10,000      BBB-      Louisiana Pacific Corp., Sr. Notes, 8.875% due 8/15/10               12,050
   280,000      B-        Samsonite Corp., Sr. Sub. Notes, 10.750% due 6/15/08                292,600
----------------------------------------------------------------------------------------------------
                                                                                            1,449,297
----------------------------------------------------------------------------------------------------
Metals/Mining -- 3.4%
   250,000      B+        CSN Islands VIII Corp., Sr. Notes, 9.750% due 12/16/13 (d)          226,250
                          Compass Minerals International, Inc., Series B:
    60,000      B-          Sr. Discount Notes, step bond to yield 12.491% due 12/15/12        48,900
    90,000      B-          Sr. Sub. Discount Notes, step bond to yield
                             11.994% due 6/1/13                                                68,850
     7,180      NR        Doe Run Resources Corp., Notes, Series AI,
                           11.750% due 11/1/08 (g)                                              3,985
   113,000      B2*       Earle M. Jorgensen Co., Secured Notes, 9.750% due 6/1/12            127,125
   350,000      B-        Ispat Inland ULC, Sr. Secured Notes, 9.750% due 4/1/14 (d)          358,750
   500,000      BBB       Kennametal Inc., Sr. Notes, 7.200% due 6/15/12                      533,879
   155,000      B+        Steel Dynamics, Inc., Sr. Notes, 9.500% due 3/15/09 (a)             173,988
   500,000      BBB-      Timken Co., Notes, 5.750% due 2/15/10                               507,350
    84,000      B         Trimas Corp., Sr. Sub. Notes, 9.875% due 6/15/12                     91,140
 1,000,000      Ba2*      Vale Overseas Limited, First Mortgage Notes, Series B,
                           9.000% due 8/15/13                                               1,048,750


                      See Notes to Financial Statements.

            30 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                                PIONEER STRATEGIC INCOME PORTFOLIO
     FACE
    AMOUNT+     RATING(c)                          SECURITY                              VALUE
--------------------------------------------------------------------------------------------------
Metals/Mining -- 3.4% (continued)
                          Wheeling-Pittsburgh Corp., Sr. Notes:
     4,010      NR          6.000% due 7/30/10 (f)                                    $      2,506
     8,021      NR          5.000% due 7/30/11 (f)                                           5,013
--------------------------------------------------------------------------------------------------
                                                                                         3,196,486
--------------------------------------------------------------------------------------------------
Packaging/Containers -- 1.5%
                          Crown Euro Holdings, S.A., Secured 2nd Lien Notes:
   200,000      B+          9.500% due 3/1/11                                              225,250
   750,000/EUR/ B+          10.250% due 3/1/11                                           1,010,518
    30,000      B           10.875% due 3/1/13                                              35,100
    70,000      B         Stone Container Finance Corp., Sr. Notes,
                           11.500% due 8/15/06 (d)                                          71,925
--------------------------------------------------------------------------------------------------
                                                                                         1,342,793
--------------------------------------------------------------------------------------------------
Paper/Forestry Products -- 1.0%
     1,000      BB        Abitibi Consolidated Inc., Notes, 7.875% due 8/1/09                1,056
   950,000      BB        Bowater Inc., Sr. Notes, 6.500% due 6/15/13 (a)                  923,875
    20,000      BB-       Tembec Industries Inc., Sr. Notes, 7.750% due 3/15/12             19,600
--------------------------------------------------------------------------------------------------
                                                                                           944,531
--------------------------------------------------------------------------------------------------
Publishing -- 0.9%
   110,000      B+        Garden State Newspapers, Inc., Sr. Sub. Notes,
                           8.625% due 7/1/11                                               116,050
       670      B-        Hollinger Participation Trust, Sr. Notes,
                           12.125% due 11/15/10 (d)(g)                                         783
   506,000      B-        Vertis Inc., Sr. Notes, Series B, 10.875% due 6/15/09            533,830
                          Von Hoffman Corp.:
    43,840      NR          Debentures, 13.500% due 5/15/09 (g)                             39,894
   130,000      B           Sr. Notes, 10.250% due 3/15/09                                 135,850
    30,000      B-        Von Hoffman Press, Inc., Notes, 10.375% due 5/15/07               30,225
--------------------------------------------------------------------------------------------------
                                                                                           856,632
--------------------------------------------------------------------------------------------------
Real Estate -- 0.7%
   470,000      B+        B.F. Saul REIT, Sr. Notes, 7.500% due 3/1/14 (d)                 473,525
   150,000      B+        Crescent Real Estate Equities, L.P., Sr. Notes,
                           9.250% due 4/15/09                                              166,500
--------------------------------------------------------------------------------------------------
                                                                                           640,025
--------------------------------------------------------------------------------------------------
Retail -- 1.2%
                          J.C. Penney Co., Inc., Debentures:
    26,000      BB+         7.650% due 8/15/16                                              29,380
   130,000      BB+         7.950% due 4/1/17                                              149,500
   450,000      BB+         7.125% due 11/15/23                                            488,250
   350,000      BB        Toys "R" Us, Notes, 7.375% due 10/15/18                          336,875
    85,000      B         United Auto Group, Inc., Sr. Sub. Notes, 9.625% due 3/15/12       95,413
--------------------------------------------------------------------------------------------------
                                                                                         1,099,418
--------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            31 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                      PIONEER STRATEGIC INCOME PORTFOLIO

     FACE
    AMOUNT+     RATING(c)                            SECURITY                                VALUE
------------------------------------------------------------------------------------------------------
Technology -- 0.0%
   440,000        NR      Cybernet Internet Services International, Inc., Convertible Sr.
                           Discount Notes, step bond to yield 12.995% due 8/15/09 (d)     $        440
    19,319        NR      Globix Corp., Sr. Notes, 11.000% due 5/1/08 (h)                       17,484
   156,000        NR      Verado Holdings, Inc., Sr. Discount Notes,
                           13.000% due 4/15/08 (f)                                                  16
------------------------------------------------------------------------------------------------------
                                                                                                17,940
------------------------------------------------------------------------------------------------------
Telecommunications -- 6.7%
                          Alamosa Delaware, Inc.:
   400,000        Caa1*     Sr. Discount Notes, step bond to yield 10.811% due 7/31/09         378,000
                            Sr. Notes:
    91,000        CCC        11.000% due 7/31/10                                                99,190
   200,000        CCC        8.500% due 1/31/12 (d)                                            194,500
    90,000        NR      Asia Global Crossing Ltd., Sr. Notes, 13.375% due 10/15/10 (f)         9,000
   183,243        NR      COLO.COM Inc., Sr. Notes, 13.875% due 3/15/10 (d)(f)                      18
                          Colt Telecom Group PLC, Sr. Notes:
    30,000/GBP/   B-        10.125% due 11/30/07                                                54,024
    15,000/EUR/   B-        7.625% due 12/15/09                                                 18,263
   700,000        BB+     Corning Inc., Notes, 5.900% due 3/15/14                              684,250
   500,000        B+      GCI Inc., Sr. Notes, 7.250% due 2/15/14 (d)                          487,500
    20,000        D       Horizon PCS, Inc., Sr. Notes, 13.750% due 6/15/11 (f)                  6,000
   345,000        B+      Innova S. de R.L., Notes, 9.375% due 9/19/13                         376,481
    15,000        B+      Insight Midwest L.P./Insight Capital Inc., Sr. Notes,
                           9.750% due 10/1/09 (a)                                               15,900
   190,000        NR      iPCS, Inc., Sr. Discount Notes, step bond to yield
                           14.115% due 7/15/10 (f)                                              78,850
    73,000        Ca*     IWO Holdings, Inc., Sr. Notes, 14.000% due 1/15/11 (a)                26,645
                          MCI Inc., Sr. Notes:
    20,056        NR        5.908% due 5/1/07 (a)                                               19,930
    20,056        NR        6.688% due 5/1/09 (a)                                               19,153
    17,191        NR        7.735% due 5/1/14 (a)                                               16,030
   500,000        B3*     MetroPCS Inc., Sr. Notes, 10.750% due 10/1/11                        530,000
     3,000        NR      Millicom International Cellular S.A., Convertible Notes,
                           2.000% due 6/1/06 (d)                                                27,034
   500,000        B-      MobiFon Holdings BV, Sr. Notes, 12.500% due 7/31/10                  572,500
   360,000        BB-     Mobile TeleSystems, Notes, 8.375% due 10/14/10 (d)                   349,200
   190,000        BB      Nextel Communications, Inc., Convertible Notes,
                           6.000% due 6/1/11                                                   204,250
   550,000        B-      Nortel Networks Corp., Convertible Notes, 4.250% due 9/1/08          518,375
    10,000        BB-     Rogers Communications Inc., Convertible Sr. Debentures,
                           2.000% due 11/26/05                                                   9,413
    30,000        CCC     Rural Cellular Corp., Sr. Sub. Notes, Series B,
                           9.625% due 5/15/08 (a)                                               28,500

                      See Notes to Financial Statements.

            32 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                                  PIONEER STRATEGIC INCOME PORTFOLIO
     FACE
    AMOUNT+     RATING(c)                            SECURITY                                VALUE
------------------------------------------------------------------------------------------------------
Telecommunications -- 6.7% (continued)
   200,000        Baa3*   Tele Norte Celular Participacoes S.A., Sr. Notes,
                           8.000% due 12/18/13 (d)                                        $    181,000
   650,000/EUR/   BBB+    Telecom Italia S.p.A., Medium-Term Notes,
                           6.250% due 2/1/12 (d)                                               853,192
    21,000        BBB     TeleCorp PCS, Inc., Sr. Sub. Notes, 10.625% due 7/15/10               23,981
    20,688        NR      Telex Communications Intermediate Holdings, Inc.,
                           Sr. Sub. Notes, zero coupon due 1/15/09                              13,551
    60,000        B-      TSI Telecommunication Services, Inc., Sr. Sub. Notes, Series B,
                           12.750% due 2/1/09 (a)                                               65,700
                          UbiquiTel Operating Co.:
   300,000        Caa1*     Sr. Notes, 9.875% due 3/1/11 (d)                                   301,500
    77,000        Caa1*     Sr. Sub. Discount Notes, step bond to yield
                             16.796% due 5/15/10                                                75,845
------------------------------------------------------------------------------------------------------
                                                                                             6,237,775
------------------------------------------------------------------------------------------------------
Transportation -- 0.1%
    60,000        B+      Hornbeck Offshore Services, Inc., Sr. Notes,
                           10.625% due 8/1/08                                                   66,150
------------------------------------------------------------------------------------------------------
Utilities -- 1.1%
                          The AES Corp.:
    15,096        BB        Secured Notes, 10.000% due 7/15/05 (a)(d)                           15,549
     7,000        B-        Sr. Notes, 8.750% due 6/15/08                                        7,315
    30,000        CCC     Mission Energy Holding Co., Sr. Secured Notes,
                           13.500% due 7/15/08                                                  33,075
   350,000        Ba2*    MSW Energy Holdings II, LLC/ MSW Energy Finance Co., Inc.
                           Sr. Secured Notes, Series B, 7.375% due 9/1/10 (d)                  364,000
        29        Baa1*   Northeast Utilities, Notes, Series A, 8.580% due 12/1/06                  31
                          Reliant Resources, Inc., Sr. Secured Notes:
   200,000        B1*       9.250% due 7/15/10                                                 215,000
   200,000        B1*       9.500% due 7/15/13                                                 218,000
     5,000        BB      Sierra Pacific Power Co., General and Refunding
                           Mortgage Bonds, Series A, 8.000% due 6/1/08                           5,400
                          Southern California Edison Co.:
   160,000        BBB       First and Refunding Mortgage Notes, 8.000% due 2/15/07             179,511
    20,000        BBB-      Notes, 6.375% due 1/15/06                                           21,159
    51,032        D       York Power Funding, Secured Bonds,
                           12.000% due 10/30/07 (d)(f)                                               5
------------------------------------------------------------------------------------------------------
                                                                                             1,059,045
------------------------------------------------------------------------------------------------------
                          TOTAL CORPORATE BONDS
                          (Cost -- $48,904,772)                                             49,228,126
------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            33 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                               PIONEER STRATEGIC INCOME PORTFOLIO
  FACE
 AMOUNT+      RATING(c)                           SECURITY                                VALUE
------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS (j) -- 1.4%
   360,000      BBB-    Empresa Electrica Guacolda S.A., Sr. Notes,
                         8.625% due 4/30/13 (Credit Suisse First Boston) (d)          $     389,181
                        Gazprom OAO:
    50,000      BB-       9.625% due 3/1/13 (Morgan Stanley Bank AG) (d)                     51,753
   800,000      Ba2*      8.625% due 4/28/34 (Gaz Capital) (d)                              776,000
    36,164      B2*     Olympus Cable Holdings, Term Loans, Tranche B,
                         6.000% due 9/30/10 (e)                                              35,531
------------------------------------------------------------------------------------------------
                        TOTAL LOAN PARTICIPATIONS
                        (Cost -- $1,273,228)                                              1,252,465
------------------------------------------------------------------------------------------------

 SHARES                                           SECURITY                                VALUE
------------------------------------------------------------------------------------------------------
COMMON STOCK -- 0.3%
Cable -- 0.0%
        49              KNOLOGY, Inc. (a)(i)                                                    390
------------------------------------------------------------------------------------------------
Chemicals -- 0.0%
        35              Sterling Chemicals, Inc. (i)                                            897
------------------------------------------------------------------------------------------------
Consumer Products and Services -- 0.0%
    20,000              Loewen Group, Inc. (i)                                                    2
------------------------------------------------------------------------------------------------
Financial Services -- 0.1%
    150,00              Amresco Inc., Liquidating Trust Shares                               11,100
     5,666              Conseco, Inc. (a)(i)                                                112,187
   845,262              Contifinancial Corp. Liquidating Trust, Units of Interest (i)        14,792
------------------------------------------------------------------------------------------------
                                                                                            138,079
------------------------------------------------------------------------------------------------
Food & Beverage -- 0.1%
       308              Archibald Candy Corp. (i)                                               878
        22              PSF Group Holdings Inc. LLC, Class A Shares (i)                      38,552
------------------------------------------------------------------------------------------------
                                                                                             39,430
------------------------------------------------------------------------------------------------
Metals/Mining -- 0.0%
       686              Wheeling-Pittsburgh Corp. (a)(i)                                     11,662
------------------------------------------------------------------------------------------------
Technology -- 0.0%
        83              Comdisco Holding Co., Inc. (a)(i)                                     2,864
------------------------------------------------------------------------------------------------
Telecommunications -- 0.1%
         2              Arch Wireless Inc., Class A Shares (a)(i)                                68
       563              Birch Telecom, Inc. (i)                                               1,948
        35              Cincinnati Bell Inc. (a)(i)                                             138
    15,125              Dobson Communications Corp., Class A Shares (i)                      54,147
         9              Leucadia National Corp.                                                 443
     1,002              MCI Inc. (i)                                                         14,215
       666              Microcell Telecommunications Inc., Class B Shares (i)                12,047
------------------------------------------------------------------------------------------------
                                                                                             83,006
------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            34 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                            PIONEER STRATEGIC INCOME PORTFOLIO

  SHARES                                SECURITY                                  VALUE
-------------------------------------------------------------------------------------------
Utilities -- 0.0%
       337 York Research Corp. (i)                                             $          3
-------------------------------------------------------------------------------------------
           TOTAL COMMON STOCK
           (Cost -- $563,410)                                                       276,333
-------------------------------------------------------------------------------------------
PREFERRED STOCK -- 0.5%
Broadcasting -- 0.0%
         1 PTV, Inc., 10.000% Cumulative, Series A (a)                                    8
-------------------------------------------------------------------------------------------
Food & Beverage -- 0.2%
     3,000 Doane Pet Care Co., 14.250% Sr. Exchangeable                             144,750
-------------------------------------------------------------------------------------------
Industrial Goods & Services -- 0.0%
         1 North Atlantic Trading Co., Inc 12.000% Sr. Exchangeable (g)                  19
-------------------------------------------------------------------------------------------
Metals/Mining -- 0.0%
       180 Weirton Steel Corp., zero coupon Convertible, Series C                       270
-------------------------------------------------------------------------------------------
Telecommunications -- 0.3%
       140 Alamosa Holdings, Inc., 7.500% Convertible, Series B                      75,396
       235 Dobson Communications Corp., 6.000% Convertible, Series F (d)             28,011
     3,061 Rural Cellular Corp., 12.500% Jr. Exchangeable (g)                       215,032
     1,417 Telex Communications, Inc., Variable Rate Convertible, Series B (e)           14
-------------------------------------------------------------------------------------------
                                                                                    318,453
-------------------------------------------------------------------------------------------
           TOTAL PREFERRED STOCK
           (Cost -- $905,251)                                                       463,500
-------------------------------------------------------------------------------------------

 WARRANTS                               SECURITY                                  VALUE
-------------------------------------------------------------------------------------------
WARRANTS (j) -- 0.0%
Broadcasting -- 0.0%
       100 XM Satellite Radio Holdings Inc., Expire 3/15/10 (d)                       3,750
-------------------------------------------------------------------------------------------
Building/Construction -- 0.0%
       210 Dayton Superior Corp., Expire 6/15/09 (d)                                      2
           Washington Group International Inc., Expire 1/25/06:
       225   Series A                                                                 2,643
       258   Series B                                                                 2,496
       138   Series C                                                                 1,277
-------------------------------------------------------------------------------------------
                                                                                      6,418
-------------------------------------------------------------------------------------------
Business Services -- 0.0%
        42 JSG Funding PLC, Expire 10/1/13 (d)                                          546
-------------------------------------------------------------------------------------------
Food & Beverage -- 0.0%
       750 TravelCenters of America, Inc., Expire 5/1/09                              4,125
-------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            35 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                              PIONEER STRATEGIC INCOME PORTFOLIO
   WARRANTS                                      SECURITY                             VALUE
-----------------------------------------------------------------------------------------------
Hotel/Casino -- 0.0%
        70                Mikohn Gaming Corp., Expire 8/15/08                      $          1
----------------------------------------------------------------------------------------------
Packaging/Containers -- 0.0%
        90                Pliant Corp., Expire 6/1/10 (d)                                     1
----------------------------------------------------------------------------------------------
Telecommunications -- 0.0%
       140                American Tower Corp., Expire 8/1/08 (d)                        22,330
                          Microcell Telecommunications Inc.:
       205                  Expire 5/1/05                                                   824
       342                  Expire 5/1/08                                                 1,821
       310                UbiquiTel Inc., Expire 4/15/10 (d)                                  3
----------------------------------------------------------------------------------------------
                                                                                         24,978
----------------------------------------------------------------------------------------------
                          TOTAL WARRANTS
                          (Cost -- $101,359)                                             39,819
----------------------------------------------------------------------------------------------
                          TOTAL HIGH YIELD SECTOR
                          (Cost -- $51,748,020)                                      51,260,243
----------------------------------------------------------------------------------------------

     FACE
   AMOUNT++     RATING(a)                        SECURITY                             VALUE
-----------------------------------------------------------------------------------------------
FOREIGN BONDS -- 18.8%
Brazil -- 1.1%
                          Federal Republic of Brazil:
   284,051/EUR/ B+          Banco Nacional de Desenvolvimento Economico e Social,
                             Notes, 8.000% due 4/28/10                                  315,765
   105,550/USD/ B+          Capitalization Bonds, 8.000% due 4/15/14                     97,172
   174,118/USD/ B+          Debt Conversion Bonds, 2.125% due 4/15/12 (e)               145,824
                            Global Bonds:
   290,000/USD/ B+           10.125% due 5/15/27                                        255,562
    66,000/USD/ B+           Series B, 8.875% due 4/15/24                                53,130
                            Global Notes:
   100,000/USD/ B+           10.000% due 1/16/07                                        104,875
    30,000/USD/ B+           10.000% due 8/7/11                                          29,175
----------------------------------------------------------------------------------------------
                                                                                      1,001,503
----------------------------------------------------------------------------------------------
Canada -- 5.2%
                          Government of Canada, Bonds:
 2,286,000      AAA         5.750% due 9/1/06 (b)                                     1,779,412
   330,000      AAA         5.500% due 6/1/10                                           258,507
 1,000,000      AAA         5.250% due 6/1/12                                           767,578
 3,000,000/AUD/ AA        Province of Ontario, Medium-Term Notes, Series E,
                           5.500% due 4/23/13 (b)                                     2,038,342
----------------------------------------------------------------------------------------------
                                                                                      4,843,839
----------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            36 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                                  PIONEER STRATEGIC INCOME PORTFOLIO
     FACE
   AMOUNT++     RATING(a)                            SECURITY                                VALUE
------------------------------------------------------------------------------------------------------
Colombia -- 1.5%
                          Republic of Colombia:
                            Global Bonds:
    50,000/USD/   BB         9.750% due 4/23/09                                          $      54,500
   645,654/USD/   BB+        9.750% due 4/9/11                                                 719,905
   135,000/USD/   BB         10.375% due 1/28/33                                               136,350
   485,000/USD/   BB        Global Notes, 10.750% due 1/15/13                                  534,713
------------------------------------------------------------------------------------------------------
                                                                                             1,445,468
------------------------------------------------------------------------------------------------------
Dominican Republic -- 0.3%
   350,000/USD/   B3*     Dominican Republic, Notes, 9.040% due 1/23/13 (d)                    259,000
------------------------------------------------------------------------------------------------------
Ecuador -- 0.3%
   395,000/USD/   CCC+    Republic of Ecuador, Euro-Dollar Bonds, 7.000% due 8/15/30 (d)       277,981
------------------------------------------------------------------------------------------------------
France -- 1.5%
 1,080,950/EUR/   AAA     French Republic, Bonds, Series OATi, 3.000% due 7/25/09            1,395,916
------------------------------------------------------------------------------------------------------
Mexico -- 0.6%
                          United Mexican States:
                            Global Notes:
   230,000/USD/   Baa2*      4.625% due 10/8/08                                                230,000
   144,000/USD/   Baa2*      7.500% due 1/14/12                                                158,400
   200,000/USD/   Baa2*     Medium-Term Notes, 8.300% due 8/15/31                              215,500
------------------------------------------------------------------------------------------------------
                                                                                               603,900
------------------------------------------------------------------------------------------------------
The Netherlands -- 0.2%
   130,000/EUR/   AAA     Kingdom of the Netherlands, Bonds,
                           5.000% due 7/15/12                                                  165,979
------------------------------------------------------------------------------------------------------
New Zealand -- 0.7%
   970,000        AAA     Government of New Zealand, Bonds, Series 709,
                           7.000% due 7/15/09                                                  631,745
------------------------------------------------------------------------------------------------------
Norway -- 1.4%
8,045,000 /NOK/   AAA     Kingdom of Norway, Bonds, 6.750% due 1/15/07                       1,276,303
------------------------------------------------------------------------------------------------------
Peru -- 0.8%
                          Republic of Peru:
                            FLIRB Bonds:
   495,000/USD/   BB-        4.500% due 3/7/17 (e)                                             418,275
   115,000/USD/   BB-        4.500% due 3/17/17 (d)(e)                                          97,175
   241,150/USD/   BB-       PDI Bonds, 5.000% due 3/7/17 (e)                                   213,418
------------------------------------------------------------------------------------------------------
                                                                                               728,868
------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            37 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                            PIONEER STRATEGIC INCOME PORTFOLIO
     FACE
   AMOUNT++     RATING(a)                       SECURITY                           VALUE
----------------------------------------------------------------------------------------------
Russia -- 1.3%
                          Russian Federation:
 1,197,500/USD/ Baa3*       Bonds, 5.000% due 3/31/30 (d)                       $ 1,099,455
                            Euro-Dollar Bonds:
    60,000/USD/ Baa3*        8.250% due 3/31/10 (d)                                  65,325
    70,000/USD/ Baa3*        5.000% due 3/31/30 (d)                                  64,269
-------------------------------------------------------------------------------------------
                                                                                  1,229,049
-------------------------------------------------------------------------------------------
South Africa -- 1.1%
   900,000/EUR/ BBB       Republic of South Africa, Global Bonds,
                           5.250% due 5/16/13                                     1,051,919
-------------------------------------------------------------------------------------------
Sweden -- 2.7%
                          Kingdom of Sweden, Bonds:
 5,020,000      AAA         Series 1045, 5.250% due 3/15/11                         694,629
12,740,000      AAA         Series 1046, 5.500% due 10/8/12 (b)                   1,786,075
-------------------------------------------------------------------------------------------
                                                                                  2,480,704
-------------------------------------------------------------------------------------------
Ukraine -- 0.1%
    53,201/USD/ B1*       Government of Ukraine, Sr. Notes, 11.000% due 3/15/07      58,255
-------------------------------------------------------------------------------------------
                          TOTAL FOREIGN BONDS
                          (Cost -- $15,912,197)                                  17,450,429
-------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            38 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                          PIONEER STRATEGIC INCOME PORTFOLIO
  RIGHTS                              SECURITY                                VALUE
--------------------------------------------------------------------------------------
FOREIGN RIGHTS (i) -- 0.0%
Mexico -- 0.0%
           United Mexican States, Value Recovery Rights:
   250,000   Series B, Expire 6/30/04                                      $     1,250
   250,000   Series C, Expire 6/30/05                                            5,000
   250,000   Series D, Expire 6/30/06                                            3,750
   250,000   Series E, Expire 6/30/07                                            2,500
--------------------------------------------------------------------------------------
           TOTAL FOREIGN RIGHTS
           (Cost -- $0)                                                         12,500
--------------------------------------------------------------------------------------
           TOTAL INVESTMENTS -- 100.0%
           (Cost -- $92,389,694***)                                        $92,694,052
--------------------------------------------------------------------------------------
   FACE
  AMOUNT                              SECURITY                                VALUE
--------------------------------------------------------------------------------------
LOANED SECURITIES COLLATERAL
$7,138,279 State Street Navigator Securities Lending Trust Prime Portfolio
            (Cost -- $7,138,279)                                           $ 7,138,279
--------------------------------------------------------------------------------------

+ Face amount denominated in U.S. dollars unless otherwise indicated.
++ Face amount denominated in local currency unless otherwise indicated.
(a) All or a portion of this security is on loan (Note 6).
(b) All or a portion of this security is segregated for open forward foreign currency contracts.
(c) All ratings are by Standard & Poor's Ratings Services, except for those which are identified by an asterisk (*), are rated by Moody's Investors Service and those which are identify by a double asterisk (**), are rated by Fitch Ratings.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
(e) Variable rate security.
(f) Security is currently in default.
(g) Payment-in-Kind security for which all or part of the income earned may be paid as additional principal.
(h) Security issued with attached warrants.
(i) Non-income producing security.
(j) Participation interests were acquired through the financial institutions indicated parenthetically.
*** Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviations used in this schedule:

                 AUD   --  Australian Dollar
                 DKK   --  Danish Krone
                 EUR   --  Euro
                 FLIRB --  Front Loaded Interest Reduction Bond
                 GBP   --  British Pound
                 NOK   --  Norwegian Krone
                 PDI   --  Past Due Interest
                 USD   --  United States Dollar

  See pages 40 and 41 for definitions of ratings.

                      See Notes to Financial Statements.

            39 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 BOND RATINGS (UNAUDITED)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA     -- Bonds rated "AAA" have the highest rating assigned by Standard &
           Poor's. Capacity to pay interest and repay principal is extremely strong.
AA      -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.
A       -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
BBB     -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B,  -- Bonds rated "BB", "B", "CCC", "CC", and "C" are regarded, on
CCC, CC    balance, as pre- dominantly speculative with respect to capacity
and C      to pay interest and repay principal in accordance with the terms of the obligation. "BB" represents the lowest degree of
           speculation and "C" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D       -- Bonds rated "D" are in default, and payment of interest and/or repayment of princi- pal is in arrears.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Caa", where 1 is the highest and 3 the lowest rating within its generic category.
Aaa -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest pay- ments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa  -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in
       "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa"
       securities.
A   -- Bonds rated "A" possess many favorable investment attributes and are to be consid- ered as upper medium grade which suggest a susceptibility to impairment some time in the future.
Baa -- Bonds rated "Baa" are considered as medium grade obligations,
       i.e., they are neither highly protected nor poorly secured.
       Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack out- standing investment characteristics and in fact have speculative characteristics as well.
Ba  -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B   -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

            40 Travelers Series Fund Inc. | 2004 Semi-Annual Report

Caa      -- Bonds rated "Caa" are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.
Ca and C -- Bonds rated "Ca" and "C" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Fitch Ratings ("Fitch") -- Ratings from "AAA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings with the major rating categories.
AAA -- Bonds rated "AAA" by Fitch have the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments which is highly unlikely to be adversely affected by foreseeable events.
BBB -- Bonds rated "BBB" by Fitch currently have a low expectation of credit risk. The capacity for timely payment of financial
       commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.
BB  -- Bonds rated "BB" by Fitch carry the possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may, however, be available to allow financial commitments to be met. Securities rated in this category are not considered by Fitch to be
       investment grade.
B   -- Bonds rated "B" are considered highly speculative. While securities in this class are currently meeting debt service requirements or paying dividends, the probability of continued
       timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
CCC -- Bonds rated "CCC" have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet
       obligations requires on advantageous busi- ness and economic environment.
CC  -- Bonds rated "CC" are minimally protected. Default in payment of interest and/or principal seems probable over time.
C   -- Bonds rated "C" are in imminent default in payment of interest or principal or sus- pension of preferred stock dividends is imminent.
D   -- Bonds rated "D" are in default on interest and/or principal payments or preferred stock dividends are suspended. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganiza- tion of the obligor and have the lowest potential for recover.

NR -- Indicates that the bond is not rated by Standard & Poor's, Moody's or Fitch.

            41 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                 APRIL 30, 2004

                                                                                       Pioneer
                                                                      Smith Barney    Strategic
                                                                      High Income      Income
                                                                       Portfolio      Portfolio
-------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at value (Cost -- $241,348,547 and
   $92,389,694, respectively)                                        $ 255,170,107  $ 92,694,052
  Loaned securities collateral, at value
   (Cost -- $7,138,279) (Note 6)                                                --     7,138,279
  Foreign currency, at value (Cost -- $935,858)                                 --       924,902
  Cash                                                                         727            --
  Dividends and interest receivable                                      5,685,448     1,545,762
  Receivable for securities sold                                           250,234       488,938
  Receivable for open forward currency contracts (Note 4)                       --         2,973
  Other assets                                                                  --         5,922
  Prepaid expenses                                                             152           150
  Other receivables                                                         56,380            --
------------------------------------------------------------------------------------------------
  Total Assets                                                         261,163,048   102,800,978
------------------------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                                         232,069       401,057
  Management fees payable                                                  131,486        59,300
  Payable for Fund shares reacquired                                       119,413         6,868
  Payable for loaned securities collateral (Note 6)                             --     7,138,279
  Bank overdraft                                                                --       235,542
  Payable for open forward foreign currency contracts (Note 4)                  --         4,884
  Accrued expenses                                                          71,557        48,845
------------------------------------------------------------------------------------------------
  Total Liabilities                                                        554,525     7,894,775
------------------------------------------------------------------------------------------------
Total Net Assets                                                     $ 260,608,523  $ 94,906,203
------------------------------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares                                        $         345  $        104
  Capital paid in excess of par value                                  339,583,476   122,184,111
  Undistributed net investment income                                    8,427,205     1,642,470
  Accumulated net realized loss from investment transactions          (101,224,059)  (29,207,456)
  Net unrealized appreciation of investments and foreign currencies     13,821,556       286,974
------------------------------------------------------------------------------------------------
Total Net Assets                                                     $ 260,608,523  $ 94,906,203
------------------------------------------------------------------------------------------------
Shares Outstanding                                                      34,456,800    10,440,477
------------------------------------------------------------------------------------------------
Net Asset Value                                                              $7.56         $9.09
------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            42 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 STATEMENTS OF OPERATIONS (UNAUDITED)

For the Six Months Ended April 30, 2004

                                                                             Pioneer
                                                              Smith Barney  Strategic
                                                              High Income    Income
                                                               Portfolio    Portfolio
---------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest                                                    $11,210,928  $ 3,530,744
  Dividends                                                        46,993       40,834
--------------------------------------------------------------------------------------
  Total Investment Income                                      11,257,921    3,571,578
--------------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 2)                                        773,762      369,569
  Custody                                                          30,820       29,727
  Shareholder communications                                       24,052       18,366
  Audit and legal                                                  16,175       30,124
  Directors' fees                                                   5,698        3,007
  Transfer agency services                                          2,516        2,501
  Other                                                             2,401        2,007
--------------------------------------------------------------------------------------
  Total Expenses                                                  855,424      455,301
--------------------------------------------------------------------------------------
Net Investment Income                                          10,402,497    3,116,277
--------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCIES
(NOTES 3 AND 4):
  Realized Gain From:
   Investment transactions                                      2,063,748    2,468,085
   Foreign currency transactions                                      323       64,070
--------------------------------------------------------------------------------------
  Net Realized Gain                                             2,064,071    2,532,155
--------------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation (Depreciation) From:
   Investments                                                  2,089,550   (1,289,147)
   Foreign currencies                                                (307)     (27,143)
--------------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation                         2,089,243   (1,316,290)
--------------------------------------------------------------------------------------
Net Gain on Investments and Foreign Currencies                  4,153,314    1,215,865
--------------------------------------------------------------------------------------
Increase in Net Assets From Operations                        $14,555,811  $ 4,332,142
--------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            43 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months Ended April 30, 2004 (unaudited) and the Year Ended October 31, 2003

Smith Barney High Income Portfolio                      2004          2003
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                              $ 10,402,497  $ 18,580,175
 Net realized gain (loss)                              2,064,071    (3,862,317)
 Increase in net unrealized appreciation               2,089,243    36,429,889
------------------------------------------------------------------------------
 Increase in Net Assets From Operations               14,555,811    51,147,747
------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                               (17,859,204)  (20,588,597)
------------------------------------------------------------------------------
 Decrease in Net Assets From Distributions to
   Shareholders                                      (17,859,204)  (20,588,597)
------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
 Net proceeds from sale of shares                     28,006,924    62,010,341
 Net asset value of shares issued for reinvestment    17,859,204
   of dividends                                                     20,588,597
 Cost of shares reacquired                           (18,549,140)  (31,197,259)
------------------------------------------------------------------------------
 Increase in Net Assets From Fund Share
   Transactions                                       27,316,988    51,401,679
------------------------------------------------------------------------------
Increase in Net Assets                                24,013,595    81,960,829
NET ASSETS:
 Beginning of period                                 236,594,928   154,634,099
------------------------------------------------------------------------------
 End of period*                                     $260,608,523  $236,594,928
------------------------------------------------------------------------------
* Includes undistributed net investment income of:    $8,427,205   $15,883,589
------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            44 Travelers Series Fund Inc. | 2004 Semi-Annual Report

For the Six Months Ended April 30, 2004 (unaudited) and the Year Ended October 31, 2003

Pioneer Strategic Income Portfolio                      2004          2003
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                              $  3,116,277  $  7,141,566
 Net realized gain (loss)                              2,532,155       (39,056)
 Increase (decrease) in net unrealized appreciation   (1,316,290)   11,776,220
-------------------------------------------------------------------------------
 Increase in Net Assets From Operations                4,332,142    18,878,730
-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                (8,542,499)  (11,472,635)
-------------------------------------------------------------------------------
 Decrease in Net Assets From Distributions to
   Shareholders                                       (8,542,499)  (11,472,635)
-------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
 Net proceeds from sale of shares                      2,144,406     4,101,224
 Net asset value of shares issued for reinvestment     8,542,499
   of dividends                                                     11,472,635
 Cost of shares reacquired                           (12,058,747)  (19,986,029)
-------------------------------------------------------------------------------
 Decrease in Net Assets From Fund Share
   Transactions                                       (1,371,842)   (4,412,170)
-------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                     (5,582,199)    2,993,925
NET ASSETS:
 Beginning of period                                 100,488,402    97,494,477
-------------------------------------------------------------------------------
 End of period*                                     $ 94,906,203  $100,488,402
-------------------------------------------------------------------------------
* Includes undistributed net investment income of:    $1,642,470    $7,004,622
-------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            45 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. Significant Accounting Policies

The Smith Barney High Income Portfolio and Pioneer Strategic Income Portfolio ("Fund(s)") are separate investment funds of the Travelers Series Fund Inc. ("Company"). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and consists of these Funds and thirteen other separate investment funds: AIM Capital Appreciation Portfolio, Strategic Equity Portfolio, Van Kampen Enterprise Portfolio, Smith Barney Large Cap Value Portfolio, Smith Barney International All Cap Growth Portfolio, Travelers Managed Income Portfolio, Salomon Brothers Total Return Strategic Bond Portfolio, SB Adjustable Rate Income Portfolio, MFS Total Return Portfolio, Smith Barney Money Market Portfolio, Smith Barney Large Capitalization Growth Portfolio, Smith Barney Mid Cap Core Portfolio and Smith Barney Aggressive Growth Portfolio. Shares of the Company are offered only to insurance company separate accounts which fund certain variable annuity and variable life insurance contracts. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The following are significant accounting policies consistently followed by the Funds and are in conformity with generally accepted accounting principles ("GAAP"): (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; fixed-income securities are valued at the mean between the bid and the asked prices provided by an independent pricing service; securities for which no sales price was reported and U.S. government agencies and obligations are valued at the mean between the bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (f ) gains or losses on the sale of securities are calculated by using

            46 Travelers Series Fund Inc. | 2004 Semi-Annual Report the specific identification method; ( g) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; the Funds distribute dividends and capital gains, if any, annually; (i) the accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; ( j) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles; (k) the Funds intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve them from substantially all Federal income and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Funds invest in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield debt obligations reflect, among other things, perceived credit risk. The Funds' investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

The Funds may enter into foreign currency exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled or closed.

            47 Travelers Series Fund Inc. | 2004 Semi-Annual Report

In addition, the Funds may enter into futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading.

2. Management Agreement and Transactions with Affiliated Persons

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as the investment manager of the Smith Barney High Income Portfolio ("SBHI"). SBHI pays SBFM a management fee calculated at an annual rate of 0.60% of the average daily net assets of the Fund. Travelers Investment Adviser, Inc. ("TIA"), an affiliate of SBFM, acts as the investment manager of the Pioneer Strategic Income Portfolio ("PSIP"). PSIP pays TIA a management fee calculated at an annual rate of 0.75% of the average daily net assets of the Fund. These fees are calculated daily and paid monthly.

TIA has entered into a sub-advisory agreement with Pioneer Investment Management, Inc. ("Pioneer"). Pursuant to the sub-advisory agreement, Pioneer is responsible for the day-to-day fund operations and investment decisions for PSIP and is compensated by TIA for such service at the annual rate of 0.35% of the average daily net assets of PSIP.

TIA has entered into a sub-administrative services agreement with SBFM. TIA pays SBFM, as sub-administrator, a fee calculated at an annual rate of 0.10% of the average daily net assets of PSIP.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Funds' transfer agent. PFPC Inc. ("PFPC") acts as the Funds' sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended April 30, 2004, each Fund paid transfer agent fees of $2,500 to CTB.

During the six months ended April 30, 2004, Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, did not receive any brokerage commissions.

            48 Travelers Series Fund Inc. | 2004 Semi-Annual Report

Most of the officers and one Director of the Company are employees of Citigroup or its affiliates.

3. Investments

During the six months ended April 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

                                                           SBHI        PSIP
 ------------------------------------------------------------------------------
 Purchases                                              $58,535,288 $25,693,764
 ------------------------------------------------------------------------------
 Sales                                                   35,070,784  29,794,433
 ------------------------------------------------------------------------------

At April 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                         SBHI         PSIP
 -----------------------------------------------------------------------------
 Gross unrealized appreciation                       $21,215,866  $ 4,741,002
 Gross unrealized depreciation                        (7,394,306)  (4,436,644)
 -----------------------------------------------------------------------------
 Net unrealized appreciation                         $13,821,560  $   304,358
 -----------------------------------------------------------------------------

4. Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Funds bear the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty be unable to meet the terms of such contracts.

            49 Travelers Series Fund Inc. | 2004 Semi-Annual Report

At April 30, 2004, PSIP had open forward currency contracts as described below. The unrealized gain (loss) on the contracts reflected in the accompanying financial statements were as follows:

                                   Local      Market   Settlement Unrealized
   Foreign Currency               Currency    Value       Date    Gain (Loss)
   --------------------------------------------------------------------------
   Contracts to Buy:
   Japanese Yen                  66,000,000 $  598,016   5/6/04     $ 1,325
   --------------------------------------------------------------------------
   Contracts to Sell:
   Euro                           1,170,000  1,400,521  5/19/04         (31)
   Euro                             300,000    359,108  5/19/04       1,648
   Euro                             700,000    837,918  5/19/04      (3,070)
   Euro                             400,000    478,411  5/19/04      (1,783)
   --------------------------------------------------------------------------
                                                                     (3,236)
   --------------------------------------------------------------------------
   Total Unrealized Loss on Open
    Forward Foreign Currency
    Contracts                                                       $(1,911)
   --------------------------------------------------------------------------

At April 30, 2004, SBHI did not have any open forward foreign currency contracts.

5. Repurchase Agreements

When entering into repurchase agreements, it is the Funds' policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

6. Lending of Portfolio Securities

The Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Fees earned by the Funds on securities lending are recorded as interest income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities

            50 Travelers Series Fund Inc. | 2004 Semi-Annual Report loaned. The Funds maintain exposure for the risk of any losses in the investment of amounts received as collateral.

At April 30, 2004, PSIP loaned securities having a market value of $6,981,185. PSIP received cash collateral amounting to $7,138,279, which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio.

Income earned by PSIP from securities lending for the six months ended April 30, 2004 was $9,699.

At April 30, 2004, SBHI did not have any securities on loan.

7. Loan Participations

The Funds invest in fixed and floating rate loans arranged through private negotiations between a foreign sovereign entity or a corporate borrower and one or more financial institutions. The Funds' investment in any such loan may be in the form of a participation in or an assignment of the loan.

In connection with purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Funds will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Funds may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

At April 30, 2004, PSIP held loan participations with a total cost of $1,273,228.

At April 30, 2004, SBHI did not hold any loan participations.

8. Capital Shares

At April 30, 2004, the Company had six billion shares of $0.00001 par value capital stock authorized. Each share of a Fund represents an equal proportionate interest in that Fund with each share of the same Fund and has an equal entitlement to any dividends and distributions made by the Fund.


          51    Travelers Series Fund Inc. | 2004 Semi-Annual Report

Transactions in shares of each Fund were as follows:

                                              Six Months Ended    Year Ended
                                               April 30, 2004  October 31, 2003
-------------------------------------------------------------------------------
Smith Barney High Income Portfolio
Shares sold                                       3,636,245        8,846,534
Shares issued on reinvestment                     2,406,900        3,294,176
Shares reacquired                                (2,439,412)      (4,543,218)
------------------------------------------------------------------------------
Net Increase                                      3,603,733        7,597,492
------------------------------------------------------------------------------
Pioneer Strategic Income Portfolio
Shares sold                                         233,209          465,666
Shares issued on reinvestment                       946,013        1,387,259
Shares reacquired                                (1,287,316)      (2,214,743)
------------------------------------------------------------------------------
Net Decrease                                       (108,094)        (361,818)
------------------------------------------------------------------------------

9. Additional Information

The Funds have received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Funds' Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended, eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM

            52 Travelers Series Fund Inc. | 2004 Semi-Annual Report also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

            53 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 FINANCIAL HIGHLIGHTS

For a share of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

Smith Barney
High Income Portfolio                           2004/(1)/  2003   2002     2001     2000    1999
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $7.67    $6.65  $8.32   $10.29   $11.72   $11.97
----------------------------------------------  --------  -----  -----   ------   ------   ------
Income (Loss) From Operations:
  Net investment income/(2)/                      0.28     0.63   0.82     1.02     1.20     0.92
  Net realized and unrealized gain (loss)/(2)/    0.16     1.28  (1.44)   (1.80)   (1.56)   (0.28)
-------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               0.44     1.91  (0.62)   (0.78)   (0.36)    0.64
----------------------------------------------  --------  -----  -----   ------   ------   ------
Less Distributions From:
  Net investment income                          (0.55)   (0.89) (1.05)   (1.19)   (1.07)   (0.89)
----------------------------------------------  --------  -----  -----   ------   ------   ------
Total Distributions                              (0.55)   (0.89) (1.05)   (1.19)   (1.07)   (0.89)
----------------------------------------------  --------  -----  -----   ------   ------   ------
Net Asset Value, End of Period                   $7.56    $7.67  $6.65   $ 8.32   $10.29   $11.72
----------------------------------------------  --------  -----  -----   ------   ------   ------
Total Return/(3)/                                 5.89%++ 31.70% (7.39)%  (8.08)%  (3.54)%   5.28%
----------------------------------------------  --------  -----  -----   ------   ------   ------
Net Assets, End of Period (millions)              $261     $237   $155     $176     $191     $199
----------------------------------------------  --------  -----  -----   ------   ------   ------
Ratios to Average Net Assets:
  Expenses                                        0.66%+   0.69%  0.69%    0.67%    0.66%    0.66%
  Net investment income/(2)/                      8.07+    9.53  10.39    11.52    10.46     9.44
----------------------------------------------  --------  -----  -----   ------   ------   ------
Portfolio Turnover Rate                             14%      36%    78%      77%      70%      73%
----------------------------------------------  --------  -----  -----   ------   ------   ------

(1) For the six months ended April 30, 2004 (unaudited).
(2) Effective November 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended October 31, 2002, the ratio of net investment income to average net assets would have been 10.48%. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share. Per share information, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(3) Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

            54 Travelers Series Fund Inc. | 2004 Semi-Annual Report

For a share of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

Pioneer Strategic
Income Portfolio                                2004/(1)(2)/ 2003/(2)/  2002   2001    2000    1999
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $9.53      $8.94    $9.94  $10.31  $11.24  $11.70
--------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(3)/                        0.29       0.63     1.14    0.93    0.93    0.91
  Net realized and unrealized gain (loss)/(3)/      0.12       1.04    (0.94)  (0.47)  (0.88)  (0.70)
--------------------------------------------------------------------------------------------------
Total Income From Operations                        0.41       1.67     0.20    0.46    0.05    0.21
--------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                            (0.85)     (1.08)   (1.20)  (0.83)  (0.98)  (0.67)
--------------------------------------------------------------------------------------------------
Total Distributions                                (0.85)     (1.08)   (1.20)  (0.83)  (0.98)  (0.67)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $9.09      $9.53    $8.94  $ 9.94  $10.31  $11.24
--------------------------------------------------------------------------------------------------
Total Return/(4)/                                   4.32%++   20.56%    2.00%   4.60%   0.21%   1.80%
--------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)                 $95       $100      $97    $128    $141    $156
--------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                          0.92%+     1.00%    0.93%   0.90%   0.87%   0.83%
  Net investment income/(3)/                        6.32+      7.05     8.24    8.83    7.78    7.85
--------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               26%       141%     208%    150%    105%    118%
--------------------------------------------------------------------------------------------------

(1) For the six months ended April 30, 2004 (unaudited).
(2) Per share amount have been calculated using the monthly average shares method.
(3) Effective November 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended October 31, 2002, net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets would have been $1.16, $(0.96), and 8.42%, respectively. Per share information, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(4) Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

            55 Travelers Series Fund Inc. | 2004 Semi-Annual Report

                               TRAVELERS SERIES
                                   FUND INC.



DIRECTORS                INVESTMENT MANAGERS
A. E. Cohen              Smith Barney Fund
Robert A. Frankel         Management LLC
Michael E. Gellert       Travelers Investment Adviser, Inc.
R. Jay Gerken, CFA
 Chairman                CUSTODIAN
Rainer Greeven           State Street Bank and
Susan M. Heilbron         Trust Company

OFFICERS                 ANNUITY ADMINISTRATION
R. Jay Gerken, CFA       Travelers Annuity
President and Chief       Investor Services
Executive Officer        One Cityplace
                         Hartford, Connecticut 06103-3415
Andrew B. Shoup
Senior Vice President
and Chief Administrative
Officer

Beth A. Semmel, CFA
Investment Officer

Peter J. Wilby, CFA
Investment Officer

Andrew Beagley
Chief Anti-Money
Laundering Compliance
Officer

Kaprel Ozsolak
Controller

Robert I. Frenkel
Secretary and Chief
Legal Officer

  Travelers Series Fund Inc.



  Smith Barney High Income Portfolio

  Pioneer Strategic Income Portfolio

  The Funds are separate investment funds of the Travelers Series Fund Inc., a Maryland corporation.



  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's website at www.sec.gov.




  This report is submitted for the general information of the shareholders of Travelers Series Fund Inc. -- Smith Barney High Income Portfolio and Pioneer Strategic Income Portfolio. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus.

  TRAVELERS SERIES FUND INC.
  125 Broad Street
  10th Floor, MF-2
  New York, New York 10004





 IN0805 6/04                                                            04-6784

ITEM 2.         CODE OF ETHICS.

                Not Applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                Not Applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS.

                Not applicable.

ITEM 6.         [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

                (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

                (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10.        EXHIBITS.

                (a)     Not applicable.

                (b)     Attached hereto.

                Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

                Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

TRAVELERS SERIES FUND INC.


By:     /s/ R. Jay Gerken
        -----------------------------
        R. Jay Gerken
        Chief Executive Officer of
        Travelers Series Fund Inc.

Date: July 1, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ R. Jay Gerken
        -----------------------------
        R. Jay Gerken
        Chief Executive Officer of
        Travelers Series Fund Inc.

Date: July 1, 2004

By:     /s/ Andrew B. Shoup
        -----------------------------
        Andrew B. Shoup
        Chief Administrative Officer of
        Travelers Series Fund Inc.

Date: July 1, 2004